UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Item 1.	Reports to Stockholders.

SEI New ways. New answers.®

February 28, 2018

# SEMI-ANNUAL REPORT

## SEI Tax Exempt Trust

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%
Alabama — 1.3%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$772
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100 5.000%, 09/01/2032	2,000	2,363
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	5,656
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,087
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	3,265	3,760
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,791
5.000%, 09/01/2031	3,140	3,651
5.000%, 09/01/2034	2,000	2,343
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	2,160	2,425

		25,848

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100 5.250%, 04/01/2023	3,510	3,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100 5.000%, 05/01/2031	$1,500	$1,747
Northern Tobacco Securitization, Ser A, RB
Callable 03/16/2018 @ 100 5.000%, 06/01/2046	2,440	2,368

		7,873

Arizona — 2.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 01/01/2019 (A)	2,295	2,364
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100 5.000%, 12/01/2027	2,500	2,767
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2035	3,000	3,417
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2026	5,000	5,788
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,685
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100 6.000%, 07/01/2037 (B)	1,805	1,905
City of Phoenix Civic Improvement, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2033	3,930	4,527
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	2,250	2,602
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102 5.750%, 01/01/2036 (B)	1,500	1,513

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (C)	$3,690	$3,917
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Pre-Refunded @ 100 5.000%, 07/01/2020 (A)	3,500	3,769
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	689
5.000%, 07/01/2029	250	287
5.000%, 07/01/2030	500	571
5.000%, 07/01/2032	1,095	1,245
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior, RB
5.000%, 07/01/2023	2,510	2,872
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	968
5.000%, 06/15/2052 (B)	845	816
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,229
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100 5.000%, 07/01/2020 (A)	2,000	2,154
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,532
5.250%, 12/01/2026	4,510	5,251
5.000%, 12/01/2032	2,500	2,907
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	906
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100 6.000%, 10/01/2037 (B)	1,200	1,226
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100 5.250%, 08/01/2033	1,000	1,100

		58,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas — 0.3%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	$1,400	$1,601
5.000%, 11/01/2034	1,210	1,383
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,793
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,794

		6,571

California — 11.8%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2034	1,000	1,120
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	2,818
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100 5.000%, 12/01/2024 (A)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2029	1,905	2,235
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,170
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100 5.000%, 07/01/2019 (A)	5,000	5,238
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100 5.250%, 07/01/2019 (A)	1,110	1,166
California State, GO
5.000%, 09/01/2021	3,075	3,418
5.000%, 10/01/2024	2,090	2,452
5.000%, 08/01/2026	3,880	4,641
California State, GO
Callable 09/01/2018 @ 100 5.000%, 09/01/2028	3,100	3,156

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
Callable 04/01/2019 @ 100 5.500%, 04/01/2021	$5,000	$5,219
California State, GO
Callable 10/01/2019 @ 100 5.250%, 10/01/2021	4,130	4,378
California State, GO
Callable 09/01/2021 @ 100 5.250%, 09/01/2028	1,750	1,954
California State, GO
Callable 09/01/2022 @ 100 5.000%, 09/01/2023	2,500	2,838
California State, GO
Callable 03/01/2025 @ 100 5.000%, 03/01/2026	5,000	5,875
California State, GO
Callable 08/01/2025 @ 100 5.000%, 08/01/2026	2,500	2,958
California State, GO
Callable 08/01/2026 @ 100 5.000%, 08/01/2029	7,000	8,210
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,543
5.000%, 09/01/2030	3,395	3,971
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,380
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2026	5,000	5,690
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (C)	2,500	2,632
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	2,000	2,407
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, RB
1.750%, 11/01/2026 (C)	2,000	1,938
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, Ser E, RB
1.750%, 11/01/2026 (C)	1,000	969

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Kindergarten Project, GO
Callable 02/28/2018 @ 100 0.770%, 05/01/2034 (C)(D)	$1,000	$1,000
California State, Municipal Finance Authority, Ser A, RB
Callable 08/15/2027 @ 100 4.000%, 08/15/2037	1,055	1,068
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2026	1,000	1,131
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100 5.250%, 12/01/2025	4,185	4,688
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2032	1,000	1,165
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2025	2,795	3,256
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100 5.000%, 11/01/2024	2,500	2,881
California State, Ser A, GO 5.000%, 07/01/2019 (E)	1,375	1,440
California State, Ser C, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2030	5,015	5,852
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	776
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,542
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2041 (B)	2,315	2,448
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,110

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	$2,500	$2,955
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/2021 @ 100 5.000%, 11/01/2022	5,000	5,580
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,951
5.000%, 08/01/2030	6,500	7,591
5.000%, 08/01/2035	6,000	6,872
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2029	915	1,020
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035	3,000	3,384
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/2018 @ 100 4.600%, 06/01/2023	3,500	3,529
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,664
5.000%, 06/01/2027	2,875	3,321
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 03/16/2018 @ 100 5.000%, 06/01/2033	2,055	2,058
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 03/16/2018 @ 18 10.205%, 06/01/2047 (F)	6,850	928
Golden State, Tobacco Securitization, Ser A1, RB
Callable 03/16/2018 @ 100 5.125%, 06/01/2047	1,990	1,976
Imperial, Irrigation District Electric System Revenue, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2018 (A)	1,000	1,027
5.250%, 11/01/2018 (A)	1,000	1,027
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100 5.000%, 11/01/2030	1,000	1,161

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	$375	$415
5.000%, 03/01/2022	625	698
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2032	2,285	2,528
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	952
5.000%, 05/15/2032	500	565
Los Angeles, Department of Water & Power Authority, Sub-Ser B3, RB
Callable 03/01/2018 @ 100 0.860%, 07/01/2034 (C)	1,500	1,500
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	2,500	2,706
5.000%, 07/01/2021	1,650	1,834
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/2020 @ 100 5.000%, 07/01/2025	2,500	2,695
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100 5.000%, 07/01/2032	2,500	2,857
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,299
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100 5.000%, 06/01/2020 (A)	1,340	1,441
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/2020 @ 100 5.000%, 06/01/2022	685	738
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,435
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2028	1,845	2,062

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Orange County, Transportation Authority, 91 Express Lanes Toll Road, RB
Callable 08/15/2023 @ 100 5.000%, 08/15/2025	$1,000	$1,151
Rancho Santiago, Community College District, GO
Callable 09/01/2023 @ 100 5.000%, 09/01/2024	2,500	2,882
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/2018 @ 100 5.500%, 07/01/2028	1,345	1,363
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100 5.000%, 09/01/2026	1,395	1,599
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2021 @ 100 5.000%, 05/01/2028	2,500	2,750
San Diego, Public Facilities Financing Authority, Sewer Revenue, Ser A, RB
Pre-Refunded @ 100 5.000%, 05/15/2019 (A)	3,500	3,650
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100 5.000%, 11/01/2021 (A)	3,685	4,121
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser B, RB
Pre-Refunded @ 100 5.000%, 11/01/2019 (A)	2,500	2,646
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,037
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 01/01/2020 (A)	3,050	3,243
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2028	5,000	5,898
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	1,993
5.000%, 09/01/2031	1,815	2,056
Stockton, Unified School District, Go, AGM
5.000%, 07/01/2022	1,220	1,375
Tuolumne, Wind Project Authority, Ser A, RB
Pre-Refunded @ 100 5.250%, 01/01/2019 (A)	2,245	2,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser AF, RB
Pre-Refunded @ 100 5.000%, 05/15/2023 (A)	$995	$1,143
University of California, Ser AF, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2024	5,005	5,770
University of California, Ser Q, RB
Callable 04/02/2018 @ 101 5.250%, 05/15/2023	180	181

		235,684

Colorado — 2.0%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	403
5.000%, 06/15/2031	500	573
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (C)	2,000	2,343
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,661
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2030	1,250	1,441
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2031	1,000	1,156
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100 5.500%, 11/15/2027	10,000	11,442
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100 5.250%, 11/15/2026	2,000	2,289
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100 5.000%, 10/01/2032	4,555	4,918
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,206
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102 5.250%, 12/01/2027	1,855	1,940

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2017

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (C)	$5,000	$5,497
University of Colorado, Ser A2, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	3,240	3,862

		40,731

Connecticut — 1.1%
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,016
5.000%, 07/01/2036	700	786
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,542
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,011
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,733
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,188

		21,276

District of Columbia — 0.3%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,340
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,025
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,118

		6,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 5.5%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	$470	$475
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,474
5.000%, 10/01/2035	2,000	2,260
Broward County, Port Facilities Revenue
Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,738
Central Florida Expressway Authority, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,250	1,462
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103 7.000%, 04/01/2035	1,205	1,224
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,469
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account,
Senior Secured, Ser A1, RB
5.000%, 06/01/2019	2,775	2,891
5.000%, 06/01/2021	5,000	5,488
Florida State, Department of Transportation,
Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,616
Florida State, Development Finance, AMT, RB
Callable 01/01/2019 @ 105
5.625%, 01/01/2047 (B)(C)	2,355	2,425
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,405
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	844
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,154

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Pre-Refunded @ 100 5.250%, 10/01/2019 (A)	$3,475	$3,677
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,714
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,607
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2031	2,000	2,345
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2031	3,695	4,172
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100 5.000%, 10/01/2027	4,265	4,897
JEA Electric System Revenue, Sub-Ser A, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2025	530	606
5.000%, 10/01/2026	495	560
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (A)	970	1,115
5.000%, 10/01/2023 (A)	900	1,034
Lakeland, Department of Electric Utilities,
Ser B, RB, AGM 5.000%, 10/01/2018	2,500	2,550
Lee County, Solid Waste System Revenue,
AMT, RB, NATL 5.000%, 10/01/2026	2,425	2,776
Lee County, Transportation Facilities Revenue,
RB, AGM 5.000%, 10/01/2023	1,800	2,059
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100 5.000%, 02/01/2030	2,500	2,834
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	486
5.000%, 04/01/2031	910	1,025
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100 5.000%, 05/01/2026	6,985	8,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100 5.500%, 10/01/2027	$1,330	$1,511
Miami-Dade County, Water & Sewer Authority,
Ser B, RB, AGM 5.250%, 10/01/2019	3,000	3,172
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2032	3,270	3,745
Orlando Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2036	3,500	4,051
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2029	1,500	1,731
South Miami Health Facilities Authority, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2031	3,000	3,437

		110,049

Georgia — 2.8%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2032	2,595	2,956
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (A)	5,000	5,361
6.000%, 11/01/2019 (A)	1,950	2,091
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100 5.250%, 11/01/2028	3,000	3,435
Atlanta, Water & Wastewater Revenue, RB
Callable 05/01/2025 @ 100 5.000%, 11/01/2033	5,010	5,714
Clarke County, Hospital Authority,
Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,220
5.000%, 07/01/2024	1,075	1,235
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2033	1,000	1,128
Georgia State, Main Street Natural Gas,
Ser A1, RB
5.500%, 09/15/2028	1,915	2,293
5.250%, 09/15/2020	3,740	4,037

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 01/01/2028	$4,140	$4,733
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,076
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,802
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,336
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,549
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,874
5.000%, 07/01/2027	1,390	1,570
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100 1.808%, 04/01/2048 (C)	1,865	1,870
Marietta, Development Authority, Life University Project, RB
Pre-Refunded @ 100 6.250%, 06/15/2018 (A)	445	451

		56,731

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100 5.375%, 12/01/2019 (A)	750	800

Hawaii — 0.4%
Hawaii State, Ser EH, GO
5.000%, 08/01/2020	4,500	4,856
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Pre-Refunded @ 100 5.000%, 07/01/2019 (A)	2,500	2,614

		7,470

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	613
4.000%, 04/01/2022	485	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	$1,000	$1,099
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	66

		2,301

Illinois — 7.6%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100 5.500%, 01/01/2027	2,000	2,256
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	5,000	5,613
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,528
5.000%, 01/01/2032	5,840	6,564
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2035	3,500	3,933
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2031	2,450	2,790
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	2,935
5.000%, 12/01/2034	2,840	2,895
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	543
5.000%, 04/01/2034	620	670
5.000%, 04/01/2036	445	478
5.000%, 04/01/2037	725	777
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,287
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,225
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,085

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100 5.000%, 11/01/2029	$1,000	$1,116
5.000%, 11/01/2034	1,500	1,640
Cook County, Ser A, GO
Callable 11/15/2020 @ 100 5.250%, 11/15/2033	3,500	3,713
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2035	4,000	4,550
Illinois Finance Authority, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	281
5.000%, 02/15/2030	390	418
5.000%, 02/15/2032	265	282
5.000%, 02/15/2037	570	602
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100 7.125%, 11/01/2023 (A)	3,310	4,171
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2026	6,410	7,128
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2037	1,500	1,562
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2029	1,885	2,099
Illinois State, Finance Authority, Northwestern Memorial Hospital Project, RB
Callable 02/28/2018 @ 100 1.080%, 08/15/2042 (C)	2,000	2,000
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100 5.500%, 07/01/2028	1,000	1,117
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2033	1,050	1,168
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2034	2,000	2,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100 5.000%, 10/01/2030	$1,000	$1,102
Illinois State, GO
5.000%, 02/01/2026	5,060	5,292
4.000%, 02/01/2024	1,585	1,582
Illinois State, GO
Callable 03/01/2022 @ 100 5.000%, 03/01/2036	1,215	1,231
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 02/01/2032	5,000	5,639
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,887
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Pre-Refunded @ 100 5.500%, 06/01/2021 (A)	12,325	13,748
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,418
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,926
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	2,970	3,041
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100 5.000%, 11/01/2028	3,000	3,116
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2024	2,500	2,793
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100 5.000%, 01/01/2031	3,035	3,380
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100 5.000%, 12/01/2032	2,000	2,283
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100 5.000%, 01/01/2025	2,250	2,390
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2032	1,250	1,403

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	$2,250	$2,561
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100 5.000%, 12/01/2031	3,275	3,732
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100 5.000%, 12/15/2031	250	276
5.000%, 12/15/2032	255	280
5.000%, 12/15/2033	300	328
5.000%, 12/15/2034	400	435
Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2027	6,100	6,952
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2034	3,760	4,246
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100 5.000%, 04/01/2028	3,210	3,517
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100 5.000%, 04/01/2028	2,035	2,257

		152,459

Indiana — 1.6%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2029	1,000	1,090
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100 5.250%, 02/01/2035	2,000	2,325
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,323
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (C)	4,100	4,198
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2032	2,000	2,320

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/2020 @ 100 5.000%, 08/15/2023	$3,315	$3,569
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,420
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2035	3,400	3,714
Whiting, Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (C)	5,000	5,803

		31,762

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100 5.000%, 08/01/2021 (A)	1,500	1,659

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2033	3,500	4,017
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100 5.000%, 11/15/2029	4,000	4,415
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2027	1,335	1,340

		9,772

Kentucky — 1.1%
Kentucky Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100 4.000%, 04/01/2048 (C)	18,550	19,861
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	2,250	2,301

		22,162

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana — 1.7%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100 5.000%, 02/01/2027	$1,000	$1,146
Ernest N Morial-New Orleans, Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,105
5.000%, 07/15/2027	1,750	1,935
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC
Pre-Refunded @ 100 6.750%, 06/01/2018 (A)	800	811
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100 5.000%, 12/15/2030	3,000	3,421
Louisiana State, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,306
5.000%, 06/15/2030	1,500	1,708
Louisiana State, Stadium & Exposition
District, Ser A, RB
5.000%, 07/01/2019	1,000	1,042
5.000%, 07/01/2022	1,000	1,119
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2018 @ 100 5.500%, 05/15/2028	8,500	8,569
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100 5.500%, 05/15/2030	2,000	2,142
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,386
5.000%, 01/01/2032	2,100	2,329
5.000%, 01/01/2033	2,100	2,320

		33,339

Maryland — 2.8%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100 5.000%, 09/01/2035	1,250	1,407
Maryland Stadium Authority, RB
Callable 05/01/2028 @ 100 5.000%, 05/01/2037	5,250	6,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/2019 @ 100 6.200%, 09/01/2022	$1,335	$1,395
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB
Callable 11/30/2021 @ 100 5.000%, 03/31/2024	1,000	1,089
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100 5.375%, 06/01/2020 (A)	2,820	3,053
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100 5.500%, 01/01/2036	2,000	2,276
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2030	1,165	1,289
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100 4.000%, 07/01/2035	1,000	1,034
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,476
5.000%, 07/01/2034	1,065	1,169
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2032	5,000	5,673
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,646
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,500
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100 5.000%, 07/01/2019 (A)	3,750	3,923
Montgomery County, Ser A, GO
5.000%, 07/01/2020	4,475	4,825
5.000%, 11/01/2023	7,000	8,086

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100 5.000%, 11/01/2028	$1,625	$1,885
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2030	2,880	3,075

		56,802

Massachusetts — 2.9%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	3,060
Massachusetts State, College Building Authority, Ser A, RB
Pre-Refunded @ 100 5.500%, 05/01/2019 (A)	3,140	3,287
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2022 @ 100 5.000%, 05/01/2029	1,000	1,108
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100 5.000%, 08/15/2028	1,500	1,618
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100 5.000%, 07/01/2021 (A)	755	832
Massachusetts State, Development Finance Agency, Partner Health Care, Ser S, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2026	1,245	1,354
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
5.000%, 10/01/2026	2,225	2,549
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2027	2,965	3,348
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,762
Massachusetts State, Development Finance Agency, Tufts Medical Center Project,
Ser I, RB 5.125%, 01/01/2020	1,110	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	$2,500	$2,811
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,491
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100 5.000%, 06/15/2026	2,500	2,943
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	1,866
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,855	2,153
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2031	1,250	1,436
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2026	1,500	1,686
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,243
5.000%, 08/15/2030	6,400	7,151
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100 5.000%, 08/15/2029	1,370	1,588
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,377
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,608
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,516

		56,958

Michigan — 2.7%
Great Lakes, Water Authority Water Supply
System, Ser C, RB 5.000%, 07/01/2031	3,665	4,144

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority Water Supply System,
Ser D, RB 5.000%, 07/01/2036	$5,000	$5,481
Michigan State, Finance Authority,
Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,569
5.000%, 07/01/2023	2,500	2,827
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100 5.000%, 07/01/2030	1,000	1,121
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2034	2,565	2,833
Michigan State, Finance Authority,
Government Loan Project, Ser A, RB, Q-SBLF 5.000%, 05/01/2020	5,000	5,320
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100 5.000%, 08/15/2031	3,300	3,618
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2033	2,755	3,068
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	2,000	2,285
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/2018 @ 100 5.000%, 07/01/2021	7,000	7,081
Michigan State, GO
5.000%, 03/15/2027	3,480	4,087
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,115
Michigan Tobacco Settlement Finance Authority, Ser A, RB
Callable 03/16/2018 @ 100 6.000%, 06/01/2034	1,140	1,134
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,473
5.000%, 12/01/2031	1,800	2,034

		54,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota — 1.4%
Apple Valley, Senior Living Project, Ser A, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	$1,390	$1,494
5.500%, 01/01/2031	1,275	1,368
Apple Valley, Senior Living Project, Ser B, RB
Callable 01/01/2022 @ 100 5.250%, 01/01/2037	2,045	2,141
Minneapolis & St. Paul, Housing & Redevelopment Authority, Health Care Project, Ser B, RB, AGM
Callable 02/28/2018 @ 100 1.100%, 08/15/2025 (C)	1,000	1,000
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	353
5.000%, 01/01/2031	300	350
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100 6.375%, 11/15/2018 (A)	3,250	3,363
Minnesota State, Municipal Power Agency,
Ser A, RB 5.000%, 10/01/2022	200	225
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	405
5.000%, 10/01/2027	600	687
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,101
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,583
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,660
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (C)	1,535	1,681
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,276
5.000%, 05/01/2031	695	792
University of Minnesota, Ser A, RB
Pre-Refunded @ 100 5.250%, 12/01/2020 (A)	1,370	1,498

		27,977

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi — 0.1%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB
Callable 03/01/2018 @ 100 1.120%, 11/01/2035 (C)	$1,500	$1,500

Missouri — 2.1%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100 5.000%, 09/01/2023	8,015	8,838
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	235
4.375%, 02/01/2031 (B)	600	601
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2032	1,000	1,177
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2027	2,295	2,550
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2034	3,000	3,328
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,144
4.000%, 11/15/2033	1,515	1,561
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100 5.000%, 06/01/2028	3,425	3,847
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	2,000	2,244
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,077
5.000%, 01/01/2028	1,400	1,571

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2026	$5,135	$5,864
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100 6.125%, 07/01/2024	2,515	2,660
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,508

		41,205

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2029	1,130	1,213

Nebraska — 1.2%
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,310
5.000%, 09/01/2035	2,840	3,332
5.000%, 09/01/2036	1,140	1,341
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2029	2,000	2,205
Nebraska State, Public Power Generation Agency, Whelan Energy Center, Ser A, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2030	5,500	6,171
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100 5.000%, 02/01/2027	1,500	1,755
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (A)	4,015	4,383

		23,497

Nevada — 0.7%
Clark County, Airport Authority,
Las Vegas McCarran International Project, RB 5.000%, 07/01/2027	1,545	1,845
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100 5.000%, 07/01/2023	2,800	2,926
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,449

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clark County, Ser B, GO
Callable 11/01/2026 @ 100 5.000%, 11/01/2029	$5,000	$5,862

		14,082

New Jersey — 5.1%
New Jersey State, Economic Development Authority,
Cigarette Tax Project, RB 5.000%, 06/15/2020	3,755	3,988
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101 5.625%, 11/15/2030	1,160	1,312
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Pre-Refunded @ 100 5.375%, 06/01/2020 (A)	1,450	1,570
New Jersey State, Economic Development Authority, Provident Group Montclair
Project, RB, AGM 5.000%, 06/01/2027	995	1,150
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100 5.000%, 06/01/2037	1,500	1,671
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 06/15/2019 @ 100 5.500%, 12/15/2029	1,000	1,038
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2028	1,250	1,324
New Jersey State, Economic Development Authority, School Facilities Construction, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2025	1,775	1,906
New Jersey State, Economic Development Authority, School Facilities Construction, School Facilities Construction Project, Ser AA, RB
Pre-Refunded @ 100 5.500%, 06/15/2019 (A)	2,020	2,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	$3,800	$4,172
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100 5.250%, 06/15/2031	4,750	5,150
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,302
5.000%, 06/15/2026	3,020	3,297
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	855	954
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2036	2,250	2,524
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 03/16/2018 @ 100
5.000%, 06/01/2029	4,465	4,472
5.000%, 06/01/2041	17,450	17,363
4.750%, 06/01/2034	3,735	3,685
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2028	2,000	2,208
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2018 @ 100 5.000%, 06/15/2030	5,000	5,040
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,338
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100 5.500%, 06/15/2031	3,270	3,497
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2033	2,230	2,550

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	$4,000	$4,348
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,458
5.000%, 01/01/2032	6,000	6,959
5.000%, 01/01/2033	350	404
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100 5.000%, 05/01/2029	6,000	6,741
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	308
5.000%, 01/01/2033	425	457
5.000%, 01/01/2034	570	610
5.000%, 01/01/2035	570	608
5.000%, 01/01/2036	570	607
5.000%, 01/01/2037	570	606

		101,737

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2030	1,130	1,282

New York—9.0%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100 6.500%, 01/15/2020 (A)	3,500	3,810
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	1,575	1,603
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	287
5.000%, 09/01/2034	1,000	1,144
5.000%, 09/01/2036	1,000	1,137
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,616
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100 5.000%, 05/15/2024 (A)	3,000	3,505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2029	$4,140	$4,720
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/2018 @ 100 6.500%, 11/15/2028	545	565
Metropolitan New York, Transportation Authority, Ser C, RB
Pre-Refunded @ 100 6.500%, 11/15/2018 (A)	180	187
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2030	5,000	5,769
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,325	1,577
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2029	1,000	1,107
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 04/02/2018 @ 100 6.500%, 12/01/2028	3,500	3,678
New York & New Jersey, Port Authority,
Ser 180, AMT, RB 5.000%, 09/01/2020	5,000	5,385
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100 6.500%, 04/01/2022	2,325	2,636
New York City, Health & Hospital Authority,
Ser A, RB 5.000%, 02/15/2019	2,750	2,840
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB
Callable 04/02/2018 @ 100 5.750%, 10/01/2036	2,430	2,405
New York City, Industrial Development Agency,
Ser A, AMT, RB 5.000%, 07/01/2022	1,115	1,225
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,919
5.000%, 08/01/2023	1,315	1,505

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser E, GO
Callable 08/01/2019 @ 100 5.000%, 08/01/2021	$3,125	$3,274
5.000%, 08/01/2022	2,000	2,095
New York City, Ser F, GO
Callable 02/01/2022 @ 100 5.000%, 08/01/2028	2,500	2,753
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,784
New York City, Sub-Ser B1, GO
Pre-Refunded @ 100 5.250%, 09/01/2018 (A)	3,335	3,399
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100 5.250%, 09/01/2025	1,185	1,207
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100 5.000%, 04/01/2023	2,055	2,287
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	2,500	2,875
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,359
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100 5.000%, 02/01/2023	2,500	2,724
5.000%, 02/01/2024	2,250	2,448
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2026	2,470	2,736
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100 5.000%, 05/01/2028	2,500	2,829
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100 5.000%, 07/01/2021	1,320	1,438
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100 5.000%, 08/01/2033	2,000	2,243
New York City, Water & Sewer System, RB
Callable 02/28/2018 @ 100 1.080%, 06/15/2050 (C)	1,400	1,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100 5.000%, 06/15/2029	$1,500	$1,723
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	276
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100 5.000%, 07/01/2023	610	676
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	2,000	2,297
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100 5.250%, 01/01/2034	910	1,001
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 05/01/2021 (A)	2,135	2,345
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Pre-Refunded @ 100 6.500%, 12/01/2018 (A)	2,065	2,141
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100 5.000%, 03/15/2030	5,000	5,790
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2025	2,500	2,875
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100 5.000%, 05/15/2023	970	1,090
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2024	3,000	3,377
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/2018 @ 100 5.000%, 06/15/2021	1,580	1,596

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100 5.150%, 11/15/2034 (B)	$2,000	$2,183
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	10,105	10,509
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100 5.000%, 03/15/2025	6,750	7,392
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2027	2,095	2,359
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,510
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	7,137
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,003
New York State, Urban Development, Personal Income Tax, RB
Callable 03/15/2024 @ 100 5.000%, 03/15/2032	3,335	3,771
New York State, Urban Development, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100 5.000%, 03/15/2031	3,500	3,920
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100 5.000%, 12/15/2033	1,810	2,099
Onondaga, Civic Development, St. Joseph’s Hospital Health Center Project, RB
Pre-Refunded @ 100 4.625%, 07/01/2019 (A)	1,000	1,041
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2028	1,000	1,222
Triborough, Bridge & Tunnel Authority, Sub- Ser 2003B-2, RB
Callable 06/03/2019 @ 100 1.405%, 01/01/2033 (C)	5,000	5,002
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	$3,025	$3,458
5.000%, 06/01/2031	3,525	4,005
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2031	2,000	2,225

		179,068

North Carolina — 1.2%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,814
5.000%, 07/01/2027	1,500	1,798
North Carolina State, Capital Improvement Project, Ser C, RB
Pre-Refunded @ 100 5.000%, 05/01/2021 (A)	1,335	1,469
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2032	2,500	2,811
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100 5.000%, 05/01/2020 (A)	1,125	1,205
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,624
North Carolina State, Water & Sewer System Revenue, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	5,000	5,884
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,208

		23,813

Ohio — 1.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 03/16/2018 @ 100 6.500%, 06/01/2047	4,345	4,301
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,424
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100 5.000%, 02/15/2037	3,000	3,196
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,168

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kent State University, Ser B, RB, AGC
Callable 05/01/2019 @ 100 5.000%, 05/01/2021	$205	$213
Kent State University, Ser B, RB, AGC
Pre-Refunded @ 100 5.000%, 05/01/2019 (A)	2,295	2,387
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100 5.750%, 11/15/2022	2,500	2,748
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2030	2,655	3,123
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,028
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,541
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2031	1,250	1,470
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (A)	1,000	1,092
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100 5.250%, 02/15/2029	2,500	2,821
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 12/01/2019 (A)	3,595	3,808

		35,320

Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035 (C)	1,285	1,389

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100 5.250%, 04/01/2019 (A)	$3,000	$3,122
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100 5.000%, 04/01/2030	2,150	2,483
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,845
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2035	2,500	2,812
Oregon State, Facilities Authority, Ser A, RB
5.000%, 06/01/2024	1,000	1,156
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	2,210	2,432
5.000%, 05/01/2021 (A)	1,545	1,701

		16,551

Pennsylvania — 5.2%
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100 5.000%, 03/01/2025	2,200	2,386
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	1,500	1,621
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100 5.000%, 05/01/2026	1,375	1,471
Berks County, Municipal Authority, RB
Callable 11/01/2019 @ 100 5.250%, 11/01/2024	1,470	1,550
Berks County, Municipal Authority, RB
Pre-Refunded @ 100 5.250%, 11/01/2019 (A)	1,465	1,547
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100 5.125%, 03/15/2036	2,000	2,139
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100 7.125%, 07/01/2019 (A)	1,500	1,606

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
City of Philadelphia, Pennsylvania Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	$1,000	$1,136
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,822
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2033	3,500	3,885
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	783
5.000%, 07/01/2034	875	928
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	613
5.000%, 07/01/2032	560	610
Lancaster County, Hospital Authority, United Zion Retirement Community, RB
Callable 06/01/2027 @ 100
5.000%, 12/01/2032	250	259
5.000%, 12/01/2037	820	837
5.000%, 12/01/2047	2,015	2,040
4.500%, 12/01/2029	665	668
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,301
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,064
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2036	4,485	5,000
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100 5.625%, 07/01/2030	1,810	1,939
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100 6.250%, 10/15/2019 (A)	1,425	1,518

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 11/15/2027 @ 100 4.000%, 11/15/2036	$1,500	$1,536
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 03/21/2018 @ 100 5.000%, 07/01/2021	2,350	2,377
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,608
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100 5.250%, 05/01/2024	160	175
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Pre-Refunded @ 100 5.250%, 05/01/2021 (A)	2,520	2,789
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (E)	3,120	3,281
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2030	5,000	5,702
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	750	851
5.000%, 12/01/2036	1,050	1,183
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100 5.000%, 12/01/2033	3,000	3,374
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2030	4,260	4,708
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2028	3,000	3,407
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	6,780
5.000%, 12/01/2035	1,000	1,122
5.000%, 12/01/2036	2,000	2,239

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development, University Square Apartments Project, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2037	$4,725	$5,092
Philadelphia, School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,813
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100 5.000%, 09/01/2026 (A)	25	30
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,737
5.000%, 09/01/2030	7,975	8,683
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100 5.000%, 09/01/2025	2,840	3,206
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100 5.500%, 03/15/2019 (A)	2,000	2,084

		104,500

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,647
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100 5.000%, 09/15/2028	1,405	1,609
Rhode Island State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035	3,035	3,288

		10,544

South Carolina — 1.0%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,452
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,457
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2027	2,500	2,828

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2029	$5,000	$5,648
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2026	3,800	4,288

		20,673

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	951
5.000%, 11/01/2028	900	1,027

		1,978

Tennessee — 0.7%
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2024	1,890	2,055
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,852
5.000%, 07/01/2020	1,100	1,185
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,506
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2029	2,040	2,310
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,991

		13,899

Texas — 10.7%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,272
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	1,000	1,146

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2032	$1,535	$1,779
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100 5.000%, 09/01/2024	5,000	5,652
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 01/01/2032	1,350	1,503
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,793
5.000%, 08/15/2033	6,500	7,217
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100 5.000%, 08/15/2027	1,050	1,202
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100 5.000%, 02/15/2020 (A)	430	458
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100 5.000%, 02/15/2026	1,655	1,760
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,158
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/2019 @ 100 5.250%, 01/01/2023	3,495	3,591
Dallas, GO
5.000%, 02/15/2026	4,400	5,093
Dallas, Independent School District, Ser B6, GO, PSF-GTD
5.000%, 02/15/2036 (C)	2,725	3,024
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100 5.250%, 11/01/2026	2,250	2,588
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2032	7,500	8,596
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100 5.000%, 02/15/2031	2,445	2,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100 5.000%, 03/01/2027	$1,975	$2,253
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,108
5.000%, 11/15/2022	1,050	1,182
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	1,250	1,472
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100 5.000%, 11/15/2028	2,500	2,814
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,607
5.000%, 11/15/2030	3,310	3,698
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	2,500	2,776
5.000%, 11/01/2021 (A)	3,160	3,510
Harris County, Ser A, GO
Callable 10/01/2025 @ 100 5.000%, 10/01/2028	3,600	4,237
Harris County, Toll Road Authority, Ser A, RB
Callable 02/15/2028 @ 100 5.000%, 08/15/2031	2,440	2,873
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2029	3,340	3,652
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2028	2,610	2,967
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100 5.000%, 11/15/2029	3,000	3,315
Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,132
5.000%, 11/01/2031	1,250	1,415
5.000%, 11/01/2032	2,500	2,824
5.000%, 11/01/2033	1,175	1,322
5.000%, 11/01/2034	1,000	1,121
5.000%, 11/01/2035	1,000	1,118

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2031	$1,000	$1,127
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 05/15/2018 @ 100 5.000%, 05/15/2021	2,000	2,015
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2030	1,645	1,908
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,626
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2027	5,560	6,544
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,603
5.000%, 01/01/2034	4,785	5,310
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,605
5.000%, 01/01/2033	995	1,125
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,840
5.000%, 01/01/2035	1,000	1,132
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2031	1,775	2,012
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,071
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	7,009
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,709
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,098
5.000%, 05/15/2022	500	560
Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2032	1,500	1,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	$2,500	$2,633
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,180
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	4,888
5.000%, 04/01/2029	3,000	3,412
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100 7.000%, 12/31/2038	2,500	2,937
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100 7.500%, 06/30/2033	1,750	1,958
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100 7.500%, 12/31/2031	2,220	2,434
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB
Callable 05/15/2027 @ 100 5.000%, 05/15/2034	1,665	1,940
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,272
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100 5.000%, 05/15/2025	1,000	1,148
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100 5.000%, 08/01/2032	1,000	1,171
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	8,974
University of Houston, Ser A, RB
5.000%, 02/15/2021 (E)	105	114
5.000%, 02/15/2021	5,045	5,512
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100 5.000%, 02/15/2029	3,000	3,463
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,897
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2027	2,285	2,654

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Travis County, Public Utility Agency, RB
Pre-Refunded @ 100 5.000%, 08/15/2021 (A)	$1,000	$1,105

		214,699

Utah — 0.3%
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	1,500	1,717
Utah State, Transit Authority, Sub-Ser A, RB
Callable 06/15/2025 @ 100 5.000%, 06/15/2035	2,645	2,965
Utah Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100 5.000%, 12/15/2032	1,585	1,851

		6,533

Virginia — 2.5%
Chesterfield Country, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100 5.000%, 05/01/2023	975	1,012
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,613
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,287
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,911
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (A)	2,000	2,186
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100 5.000%, 02/01/2031	5,000	5,845
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	5,000	5,324
Virginia State, Public Building Authority, Ser B, RB
5.000%, 08/01/2026	10,000	11,861

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100 5.000%, 07/01/2034	$3,400	$3,643
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,779
5.000%, 03/15/2025	5,285	6,177

		50,638

Washington — 3.4%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	7,720	8,881
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100 5.000%, 01/01/2029	4,200	4,707
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100 5.250%, 12/01/2021	1,000	1,105
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100 5.000%, 08/01/2028	2,500	2,776
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100 5.000%, 04/01/2032	1,500	1,667
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100 5.000%, 02/01/2022	1,230	1,338
Seattle, Municipal Light & Power Revenue, Ser A, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (A)	1,455	1,588
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,385
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2031	1,500	1,723
Washington State, Electric Revenue, Ser A, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2032	1,900	2,246
Washington State, GO
5.000%, 07/01/2023	5,000	5,730

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100 5.000%, 08/01/2030	$2,540	$2,911
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100 5.000%, 07/01/2032	7,710	8,758
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100 5.000%, 07/01/2031	2,730	3,107
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,392
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,648
5.000%, 06/01/2022	2,700	3,029
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,139

		67,130

Wisconsin — 1.3%
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2030	3,810	4,363
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2034	1,835	2,085
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100 5.000%, 08/15/2034	1,155	1,269
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100 5.000%, 12/01/2029	1,650	1,853
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100 5.000%, 10/01/2023 (B)	900	905
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,220	1,290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100 7.000%, 12/01/2050 (B)	$1,390	$1,605
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/2026 @ 100 4.625%, 06/01/2036 (B)	1,305	1,259
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,542
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100 5.000%, 03/01/2034	6,880	7,686
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2029 (B)	605	661
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100 5.250%, 04/01/2030	2,095	2,244

		26,762

Total Municipal Bonds (Cost $1,958,838) ($ Thousands)		1,984,917

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	4,294,440	4,294

Total Cash Equivalent (Cost $4,294) ($ Thousands)		4,294

Total Investments in Securities — 99.5% (Cost $1,963,132) ($ Thousands)		$1,989,211

Percentages are based on Net Assets of $1,999,148 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security (see Note 4).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate-Term Municipal Fund  (Concluded)

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $22,880 ($ Thousands), representing 1.14% of the Net Assets of the Fund.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BHAC — Berkshire Hathaway Assurance Corporation

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualifield School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,984,917	$–	$1,984,917
Cash Equivalent	4,294	–	–	4,294

Total Investments in Securities	$4,294	$1,984,917	$–	$1,989,211

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$140	$118,834	$(114,680)	$4,294	$37

The accompanying notes are an integral part of the financial statements.

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.9%
Alabama — 1.5%
Alabama State, Housing Finance Authority, FHA Community Project, Ser C, RB
Callable 11/01/2018 @ 100 1.500%, 11/01/2020 (A)	$3,900	$3,893
Birmingham, Airport Authority, AMT, RB, AMBAC
Callable 04/02/2018 @ 100 5.000%, 07/01/2018	2,170	2,176
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101 4.000%, 08/01/2047 (A)	5,000	5,327
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2018 @ 100 1.550%, 08/01/2037 (A)	3,500	3,500
East Alabama, Health Care Authority, Ser B, RB
Pre-Refunded @ 100 5.500%, 09/01/2018 (A)(B)	1,000	1,020
Jefferson Country, Ser C, GO
Callable 12/03/2018 @102 4.900%, 04/01/2021	815	840
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,490	2,485
Taylor-Ryan, Improvement District, RB
Callable 02/28/2018 @ 100 1.240%, 11/01/2035 (A)(C)	1,275	1,275

		20,516

Alaska — 0.2%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Slope Borough, Ser A, GO
Callable 06/30/2020 @ 100 5.000%, 06/30/2022	$1,000	$1,072

		2,149

Arizona — 1.8%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,283
La Paz County, Excise Tax Refunding Judgment, RB, AGM
Callable 04/02/2018 @ 100
1.350%, 07/01/2019	1,610	1,595
1.200%, 07/01/2018	1,040	1,039
Maricopa Country, Gilbert Unified School District No. 41, GO, BAM
3.000%, 07/01/2018	585	588
Maricopa Country, Gilbert Unified School District No. 41, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,062
Maricopa County, Industrial Development Authority, Coffelt Lamoreaux Apartment Home Project, RB
Callable 03/21/2018 @ 100 1.000%, 04/01/2019 (A)	12,075	12,072
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,729
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
1.400%, 09/01/2045 (A)	1,000	1,000

		25,368

California — 4.7%
California State, Department of Water Resources, Central Project Water System, Ser AT, RB
Callable 06/01/2022 @ 100 1.460%, 12/01/2035 (A)	4,750	4,753
California State, Department of Water Resources, Central Project Water System, Ser AU, RB
Callable 06/01/2020 @ 100 1.310%, 12/01/2035 (A)	2,500	2,500
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 03/21/2018 @ 100 1.370%, 10/01/2047 (A)	1,600	1,600

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 01/01/2020 @ 100 1.611%, 04/01/2038 (A)	$2,000	$2,007
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
5.000%, 02/01/2019	1,000	1,028
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100 1.440%, 10/01/2045 (A)	3,000	3,000
California State, Municipal Finance Authority, Republic Services Project, RB
1.400%, 09/01/2021 (A)	3,000	3,000
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,853
California State, Ser A, GO
Callable 05/01/2020 @ 100 1.340%, 05/01/2033 (A)	4,000	3,994
California State, Ser B, GO
Callable 06/01/2021 @ 100 1.862%, 12/01/2031 (A)	1,800	1,825
California State, Ser DCL-011, GO, AGM
1.350%, 08/01/2027 (A)(C)(D)	2,995	2,995
Deutsche Bank Spears, Ser 2017-7007, RB
Callable 03/01/2020 @ 100 1.590%, 03/01/2042 (A)(D)	12,105	12,105
Deutsche Bank Spears, Ser DBE-7006, RB
Callable 04/02/2018 @ 100 1.590%, 04/01/2052 (A)(D)	8,300	8,300
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
Callable 02/28/2018 @ 100 1.390%, 10/01/2047 (A)(D)	4,000	4,000
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA
4.000%, 12/01/2018	2,000	2,038
Simi Valley, Unified School District, GO
5.000%, 08/01/2018	1,000	1,015
5.000%, 08/01/2019	1,000	1,050
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB
Callable 04/01/2020 @ 100 2.000%, 07/01/2036 (A)	7,380	7,451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington Township, Health Care District, Ser B, RB
5.000%, 07/01/2019	$300	$312

		64,826

Colorado — 1.3%
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
5.000%, 06/01/2019	950	984
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass- Through, Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	994
Colorado State, Housing & Finance Authority, RAN
1.800%, 01/01/2037 (A)	4,800	4,791
Denver, Airport System Revenue, Ser A, AMT, RB
5.000%, 11/15/2019	2,000	2,112
E-470, Public Highway Authority, RB
Callable 03/01/2019 @ 100 1.986%, 09/01/2039 (A)	2,000	2,005
Park Creek Metropolitan District, RB
4.000%, 12/01/2019	350	363
Tender Option Bond Trust Receipts, Ser 2017- TPG007, RB
Callable 03/21/2018 @ 100 2.090%, 10/29/2027 (A)(D)	2,500	2,500
University of Colorado, Hospital Authority, RB
Callable 09/01/2019 @ 100 4.000%, 11/15/2047 (A)	4,000	4,131

		17,880

Connecticut — 2.7%
Bridgeport, Ser B, GO, AGM
5.000%, 10/01/2018	1,165	1,187
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,982
Connecticut State, Housing Finance Authority, Ser F4, RB, GNMA/FNMA/FHLMC
Callable 05/15/2018 @100 1.200%, 11/15/2048 (A)	3,000	2,990
Connecticut State, Ser A, GO
2.080%, 03/01/2025 (A)	1,815	1,833
2.040%, 03/01/2024 (A)	565	571
Connecticut State, Ser B, GO
1.580%, 03/01/2019 (A)	1,500	1,500

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Ser C, GO
Callable 11/01/2018 @ 100 5.750%, 11/01/2019	$760	$781
Connecticut State, Ser D, GO
2.010%, 09/15/2019 (A)	700	705
1.860%, 09/15/2018 (A)	1,465	1,467
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser A, RB
5.000%, 08/01/2019	1,415	1,481
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser B, RB
5.000%, 12/01/2019	1,075	1,136
Derby, GO
2.000%, 05/01/2018	8,020	8,027
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2018	1,175	1,189
5.000%, 07/15/2019	290	302
5.000%, 02/01/2021	565	610
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,064
3.000%, 08/01/2018	2,500	2,511
2.000%, 05/01/2020	400	400
New Haven, GO
2.500%, 05/15/2018	1,000	1,002
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,069
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018 (E)	240	244
5.000%, 08/15/2018	2,510	2,547
University of Connecticut, Ser A, RB
5.000%, 02/15/2020	1,000	1,060

		36,658

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	833
4.000%, 06/01/2019	885	898

		1,731

District of Columbia — 2.3%
District of Columbia, Housing Finance Agency, Pomeroy Gardens Apartments Project, RB
1.150%, 10/01/2018 (A)	2,000	1,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB
Callable 08/01/2018 @ 100 1.000%, 08/01/2019 (A)	$27,000	$26,945
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2019	2,605	2,738

		31,682

Florida — 4.0%
Central Florida, Expressway Authority, Senior Lien, BAN
Callable 04/02/2018 @ 100 1.625%, 01/01/2019	26,000	26,001
Citizens Property Insurance, Ser A1, RB
5.000%, 06/01/2020	2,500	2,680
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC
Callable 03/01/2018 @ 100 1.250%, 11/15/2029 (A)	4,000	4,000
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,000	2,985
Manatee County, Pollution Control, Florida Power and Light, RB
1.170%, 09/01/2024	800	800
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
5.000%, 11/15/2018	1,660	1,697
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
Callable 03/16/2018 @ 100 0.950%, 08/01/2019 (A)	2,000	1,996
Miami-Dade County, Industrial Development Authority, Florida Power and Light, RB
Callable 02/28/2018 @ 100 1.170%, 06/01/2021 (A)	300	300
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB
2.000%, 01/01/2021 (A)	2,500	2,498
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,658
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,760

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	$2,805	$2,964
4.000%, 01/01/2019	1,235	1,261
St. Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,036

		54,636

Georgia — 3.2%
Atlanta, Urban Residential Finance Authority, Wheat Street Towers Project, RB
Callable 11/01/2018 @ 100 1.400%, 05/01/2020 (A)	3,750	3,738
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	2,003
1.850%, 12/01/2049 (A)	7,615	7,585
1.800%, 10/01/2032 (A)	5,750	5,751
Main Street Natural Gas, Gas Project, Ser B, RB
5.000%, 03/15/2018	2,000	2,002
Monroe County, Development Authority, Georgia Power Plant Scherer Project, RB
2.000%, 07/01/2025 (A)	4,805	4,799
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,284
Peach County, Development Authority, USG Real Estate Foundation Project, RB
Callable 04/01/2018 @ 100 1.200%, 10/01/2018	7,750	7,731
Waleska, Downtown Development Authority, Reinhardt University Project, RAN
Callable 02/01/2019 @ 100 2.000%, 08/01/2019	7,000	6,999

		43,892

Hawaii — 1.2%
Honolulu City & County, Rail Transit Project, GO
Callable 09/01/2018 @ 100 1.390%, 09/01/2022 (A)	7,500	7,502
1.390%, 09/01/2023 (A)	8,500	8,503

		16,005

Illinois — 9.7%
Bedford Park Village, Hotel/Motel Tax, RB
3.000%, 12/01/2018	340	341
Brookfield Village, Brookfield Zoo Project, RB
Callable 02/28/2018 @ 100 1.080%, 06/01/2038 (A)(C)	2,900	2,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	$1,000	$1,028
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2019	3,060	3,149
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2019	4,250	4,374
5.000%, 01/01/2020	3,000	3,180
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,038
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,880
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	847
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser B, RB
5.000%, 01/01/2019	1,000	1,026
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2019	3,750	3,849
5.000%, 01/01/2020	1,000	1,052
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2018	5,100	5,214
5.000%, 11/01/2019	5,610	5,893
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2018	1,500	1,534
5.000%, 11/01/2020	500	536
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100 5.000%, 11/01/2021	1,000	1,072
Cicero, Ser A, GO, AGM
5.000%, 01/01/2019	1,160	1,188
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,460
Cook County, Ser A, GO
5.000%, 11/15/2018	1,000	1,024
5.000%, 11/15/2019	2,465	2,591
Cook County, Township High School District No. 225 Northfield, Ser A, GO
5.000%, 12/01/2018	1,725	1,768
Cook County, Township High School District No. 227 Rich Township, GO
2.000%, 12/01/2018	1,000	1,003

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Du Page Cook & Will Counties, Community College District No. 502, GO
Callable 04/02/2018 @ 100 5.000%, 06/01/2019	$2,730	$2,737
Illinois State, Educational Facilities Authority, RB
Callable 02/28/2018 @ 100 1.060%, 03/01/2032 (A)(C)	5,000	5,000
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B1, RB
1.800%, 07/01/2036 (A)	1,850	1,850
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
1.050%, 11/01/2038 (A)	4,425	4,416
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	489
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	432
Illinois State, Finance Authority, OSF Healthcare System Project, RB
Callable 02/28/2018 @ 100 0.800%, 11/15/2037 (A)(C)	5,000	5,000
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	1,000
Illinois State, Finance Authority, Silver Cross Hospital and Medical Centers Project, RB
Pre-Refunded @ 100 7.000%, 08/15/2019 (B)	3,000	3,230
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	1,002
5.000%, 08/15/2021	400	429
Illinois State, GO
5.000%, 05/01/2018	3,225	3,239
5.000%, 07/01/2019	11,205	11,550
5.000%, 08/01/2019	3,255	3,361
5.000%, 02/01/2020	8,425	8,715
4.000%, 07/01/2018	1,150	1,156
4.000%, 02/01/2021	1,350	1,370
Illinois State, Housing Development Authority, University Village Apartments Project, RB
Callable 04/01/2018 @ 100 1.330%, 02/01/2020 (A)	3,000	2,998
Illinois State, RB
5.000%, 06/15/2019	2,125	2,211
Illinois State, RB, NATL
5.750%, 06/15/2019	545	573
Illinois State, Ser B, GO
5.250%, 01/01/2020	3,425	3,553

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser B, RB
5.000%, 06/15/2018	$1,120	$1,131
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,601
5.000%, 11/01/2021	5,000	5,247
Lake County, Forest Preserve District, Ser A, GO
1.569%, 12/15/2020 (A)	385	385
Macon County, School District No. 61 Decatur, GO, NATL
Callable 04/02/2018 @ 100 4.000%, 12/01/2018	560	561
McHenry & Kane Counties, Huntley Community Consolidated School District No. 158, GO, NATL
2.096%, 01/01/2021 (F)	2,750	2,541
Regional Transportation Authority, Ser A, RB
5.000%, 07/01/2019	5,045	5,263
Springfield, Electric Revenue, RB
5.000%, 03/01/2018	1,000	1,000
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	550
University of Illinois, Ser B, RB, NATL
5.500%, 04/01/2018	1,465	1,470

		134,040

Indiana — 3.8%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.843%, 02/01/2020 (F)	1,000	965
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,004
Hammond, Local Public Improvement Bond Bank, RAN
2.375%, 12/31/2018	1,000	1,002
Indiana State, Finance Authority, Duke Energy Project, Ser A2, RB
3.375%, 03/01/2019	6,445	6,548
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (A)	9,225	9,445
1.350%, 11/01/2027 (A)	1,835	1,812
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,575	1,558
Indiana State, Health Facility Financing Authority, RB
Pre-Refunded @ 100 1.375%, 05/01/2020 (A)(B)	30	30
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	3,000	3,120

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jay County, Building, RB
3.750%, 07/15/2019 (E)	$415	$423
Rockport, Industry Pollution Control, Indiana Michigan Power Project, RB
1.750%, 06/01/2025 (A)	10,700	10,692
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	1,500	1,489
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	748
5.000%, 04/01/2021	740	801
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
Callable 06/03/2019 @ 100 1.840%, 12/01/2044 (A)	7,765	7,779
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	3,550	3,564

		51,980

Iowa — 1.9%
Buchanan County, People’s Memorial Hospital, RB
Callable 06/01/2018 @ 100 1.500%, 12/01/2018	2,750	2,735
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 02/28/2018 @ 100 0.850%, 04/01/2022 (A)(C)	3,000	3,000
Iowa State, Finance Authority, ESW Rural Development Project, RB
Callable 09/01/2018 @ 100 1.250%, 09/01/2020 (A)	1,915	1,911
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
Callable 04/02/2018 @ 100 1.750%, 06/01/2018	4,000	3,993
Iowa State, Higher Education Loan Authority, Upper Iowa University Project, RB
Callable 04/02/2018 @ 100 1.000%, 09/01/2018	14,940	14,882

		26,521

Kansas — 0.3%
Kansas State, Development Finance Authority, KU Health System, Ser J, RB
Callable 02/28/2018 @ 100 1.110%, 03/01/2041 (A)(C)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wichita, Ser 286, GO
Callable 04/13/2018 @ 100 1.100%, 10/13/2018	$3,685	$3,675

		3,875

Kentucky — 1.7%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	10,000	9,894
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, Ser A, RB
5.000%, 08/15/2018	795	806
Kentucky State, Housing Authority, Parkway Manor Project, RB
Callable 07/01/2018 @ 100 1.450%, 03/01/2020 (A)	1,625	1,621
Kentucky State, Property & Building Commission, Project No. 100, Ser A, RB
5.000%, 08/01/2020	1,100	1,179
Louisville & Jefferson Country, Metropolitan Government, Gas & Electric Project, RB
1.250%, 06/01/2033 (A)	3,500	3,472
Louisville & Jefferson Country, Metropolitan Government, Gas & Electric Project, RB
Callable 08/01/2019 @ 100 2.200%, 02/01/2035 (A)	1,300	1,305
Louisville & Jefferson Country, Metropolitan Sewer District, RAN
5.000%, 11/12/2018	5,500	5,635

		23,912

Louisiana — 0.3%
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	1,000	990
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,085
Parish of Bossier, Sales Tax, Ser A, RB
2.000%, 07/01/2018	2,325	2,329

		4,404

Maryland — 0.3%
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB
Callable 05/01/2018 @ 100 1.150%, 02/01/2019	3,000	2,983

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Transportation Authority, Thurgood Marshall Airport Project, AMT, RB
5.000%, 03/01/2019	$1,000	$1,033

		4,016

Massachusetts — 0.9%
Massachusetts State, Development Finance Agency, UMass Memorial Healthcare Project, Ser I, RB
5.000%, 07/01/2019	575	597
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	390
3.000%, 07/01/2019	225	228
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB
Callable 07/01/2019 @ 100 2.000%, 07/01/2020 (C)	4,750	4,750
Massachusetts State, Housing Finance Agency, Highland Glen Project, Ser A, RB
Callable 02/01/2019 @ 100 1.220%, 08/01/2019 (A)	3,000	2,980
Weston, GO
2.500%, 02/01/2019	3,400	3,432

		12,377

Michigan — 2.7%
East Lansing, School District, GO
5.000%, 05/01/2018	400	402
Forest Hills, Public Schools, GO
5.000%, 05/01/2019	1,425	1,483
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,727
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	855
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,984
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	553
5.000%, 11/15/2020	530	572
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,300
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,705	1,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, Ser Senior CR, RB
Callable 11/15/2019 @ 100
5.000%, 11/15/2020	$2,000	$2,121
5.000%, 11/15/2021	750	792
Michigan State, Strategic Fund, Detroit Edison Project, RB
1.450%, 08/01/2029 (A)	1,900	1,843
Michigan State, Strategic Fund, Waste Management Project, AMT, RB
1.450%, 08/01/2027 (A)	10,000	9,995
Southfield, Public Schools, RB, Q-SBLF
5.000%, 05/01/2019	900	936
University of Michigan, RB
Callable 10/01/2021 @ 100 1.250%, 04/01/2033 (A)	2,000	2,000
Wayne County, Airport Authority, Ser A, AMT, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2022	1,000	1,096
Wayne County, Airport Authority, Ser C, RB
5.000%, 12/01/2018	1,000	1,027
Woodhaven-Brownstown County, School District, School Building and Site Project, GO, Q-SBLF
4.000%, 05/01/2019	2,140	2,199

		36,572

Minnesota — 2.6%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	523
4.000%, 01/01/2022	555	585
Maple Grove, Health Care Facilities, Maple Grove Hospital Project, RB
3.000%, 05/01/2019	1,000	1,012
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics Project, Ser A, RB, FSA
Callable 08/15/2018 @ 100 1.090%, 08/15/2037 (A)	700	700
Minnesota State, Higher Education Facilities Authority, Saint Benedict College Project, RB
3.000%, 03/01/2018	750	750
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	415	413

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, GO
Callable 06/01/2018 @ 100 1.200%, 12/01/2018	$21,335	$21,264
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, Ser A, RB
Callable 06/01/2018 @ 100 1.300%, 12/01/2018	11,000	10,963

		36,210

Mississippi — 0.8%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 05/01/2018 @ 100 1.150%, 05/01/2037 (A)	2,000	1,999
Mississippi State, Business Finance, Waste Management Project, AMT, RB
1.450%, 03/01/2027 (A)	2,000	2,000
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	497
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	595	597
5.000%, 04/01/2019	1,650	1,710
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
2.050%, 09/01/2022 (A)(D)	1,300	1,300
Mississippi State, Ser B, GO
Callable 03/01/2020 @ 100 1.385%, 09/01/2027 (A)	2,500	2,499

		10,602

Missouri — 0.8%
Kansas City, Industrial Development Authority, Gotham Apartments Project, RB
Callable 08/01/2019 @ 100 1.810%, 02/01/2021 (A)	1,000	1,000
Missouri State, Health & Educational Facilities Authority, St. Louis University, Ser B1, RB
Callable 02/28/2018 @ 100 0.930%, 10/01/2035 (A)(C)	200	200
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	3,070
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,274
St. Louis, Airport Revenue, Ser B, AMT, RB, AGM
4.000%, 07/01/2019	3,000	3,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Louis, Industrial Development Authority, Convention Center Hotel, RB, AMBAC
1.616%, 07/15/2018 (F)	$2,000	$1,987

		10,617

Nebraska — 0.3%
Central Plains Energy Project, RB
Callable 12/01/2019 @ 100 5.000%, 08/01/2039 (A)	2,965	3,123
Scotts Bluff Country, Hospital Authority, Regional West Medical Center, RB
5.000%, 02/01/2019	500	511

		3,634

Nevada — 0.4%
Clark County, Department of Aviation, Sub- Ser D3, RB
Callable 02/28/2018 @ 100 1.120%, 07/01/2029 (A)(C)	4,000	4,000
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,736

		5,736

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	600	626
5.000%, 11/01/2035	2,000	2,000
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	403

		3,029

New Jersey — 8.3%
Hamilton Township, BAN
2.000%, 05/23/2018	7,016	7,031
Linden, Ser B, GO
2.500%, 12/11/2018	5,243	5,282
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	2,500	2,523
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019	540	564
5.000%, 12/15/2018	4,275	4,376
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100 2.340%, 09/01/2025 (A)	4,500	4,389

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	$5,000	$5,226
New Jersey State, Economic Development Authority, Sub-Ser A, RB
5.000%, 05/01/2018	3,500	3,518
4.000%, 07/01/2022	3,500	3,629
New Jersey State, Educational Facilities Authority, William Paterson University Project, RB, BAM
5.000%, 07/01/2019	1,995	2,084
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,050
5.000%, 12/01/2020	1,500	1,606
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 06/01/2019	1,075	1,114
New Jersey State, Housing & Mortgage Finance Agency, Aspen Riverpark Apartments Project, RB
1.200%, 10/01/2019 (A)	4,410	4,405
New Jersey State, Housing & Mortgage Finance Agency, Camden Townhouses Project, Ser F, RB
Callable 02/01/2019 @ 100 1.350%, 02/01/2020 (A)	3,500	3,484
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,524
1.050%, 05/01/2018	6,560	6,553
New Jersey State, Housing & Mortgage Finance Agency, Ser L, RB
Callable 11/01/2018 @ 100 1.500%, 11/01/2019 (A)	5,675	5,661
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	14,130	14,638
5.000%, 06/15/2020	1,990	2,101
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2018	4,500	4,540
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2020	2,360	2,543
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	4,845	4,888
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	535	591

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser C3, RB
1.702%, 01/01/2023 (A)	$5,000	$5,017
New Jersey State, Turnpike Authority, Ser C5, RB
Callable 07/01/2020 @ 100 1.562%, 01/01/2028 (A)	2,000	2,011
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	1,080	1,098
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	943
Plainfield, GO
2.000%, 08/28/2018	3,244	3,253
Salem County, GO
2.250%, 06/21/2018	2,000	2,003
Salem County, Pollution Control Financing Authority, Philadelphia Electric Project, Ser S, AMT, RB
2.500%, 03/01/2025 (A)	3,100	3,111

		113,756

New Mexico — 0.6%
Farmington, Pollution Control, Southern California Edison Project, Ser A, RB
1.875%, 04/01/2029 (A)	1,150	1,144
New Mexico State, Mortgage Finance Authority, South Shiprock Homes Project, RB
Callable 12/01/2018 @ 100 1.350%, 06/01/2020 (A)	4,000	3,984
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
Callable 02/01/2019 @ 100 1.805%, 11/01/2039 (A)	2,100	2,101
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser A, RB
Callable 08/01/2019 @ 100 5.000%, 11/01/2039 (A)	1,235	1,291

		8,520

New York — 12.7%
Boces, Board of Cooperative Educational Services, Sole Supervisory District, RAN
2.000%, 06/15/2018	6,000	6,007
2.000%, 09/28/2018	4,250	4,258
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
5.750%, 07/15/2019	1,935	2,034
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,193

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chenango Forks, Central School District, GO
2.250%, 06/20/2018	$2,000	$2,005
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 04/02/2018 @ 100 2.590%, 09/01/2019 (A)(D)	3,000	3,003
Geneva, BAN
2.375%, 05/09/2018	8,500	8,521
Greater Southern Tier, Board of Cooperative Educational Services District, RAN
2.000%, 06/29/2018	10,000	10,015
Ilion, Housing Authority, John Guy Prindle Apartments Project, RB
Callable 01/01/2019 @ 100 2.000%, 07/01/2020 (A)	3,250	3,248
Island Park Village, GO
3.000%, 03/06/2019	2,442	2,472
Jordan-Elbridge, Central School District, GO
2.250%, 06/28/2018	2,000	2,005
Metropolitan New York, Transportation Authority, Ser A4, RAN
4.000%, 08/15/2019	5,000	5,171
Metropolitan New York, Transportation Authority, Ser D2, RB
Callable 08/15/2019 @ 100 4.000%, 11/15/2034 (A)	3,000	3,100
Metropolitan New York, Transportation Authority, Ser G1, RB
Callable 05/01/2019 @ 100 1.355%, 11/01/2032 (A)	1,100	1,101
Metropolitan New York, Transportation Authority, Sub-Ser D2, RB
1.540%, 11/15/2044 (A)	2,000	1,997
Mexico, Central School District, GO
2.250%, 06/29/2018	5,000	5,015
Nassau County, Ser B, GO
5.000%, 12/14/2018	6,870	7,061
3.000%, 09/18/2018	2,000	2,017
New York City, GO
Callable 02/28/2018 @ 100 0.570%, 08/01/2044 (A)	2,400	2,400
New York City, GO
Callable 03/01/2018 @ 100 0.980%, 03/01/2034 (A)(C)	4,600	4,600
New York City, Housing Development, RB
Callable 05/01/2019 @ 100 1.850%, 05/01/2021 (A)	2,000	2,001
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 05/15/2019 @ 100 1.450%, 05/01/2050 (A)	1,005	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2019	$2,500	$2,597
New York City, Ser C4, GO, AGC
1.500%, 10/01/2027 (A)	350	350
New York City, Sub-Ser B, GO
Callable 02/28/2018 @ 100 1.120%, 10/01/2046 (A)	4,000	4,000
New York City, Sub-Ser G6, GO
Callable 02/28/2018 @ 100 1.130%, 04/01/2042 (A)(C)	2,800	2,800
New York State, Dormitory Authority, Orange Regional Medical Center, RB
4.000%, 12/01/2018 (D)	1,300	1,316
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,107
2.000%, 06/01/2029 (A)	12,635	12,623
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,871
1.100%, 05/01/2019	3,000	2,981
0.950%, 11/01/2018	7,900	7,873
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB, AMT
Callable 02/28/2018 @ 100 1.390%, 05/01/2047 (A)(D)	4,000	4,000
Oyster Bay, Ser A, BAN
3.500%, 06/01/2018	1,000	1,004
Oyster Bay, Ser C, BAN
2.500%, 06/01/2018	2,000	2,003
Philadelphia, Indian River Central School District, GO
2.250%, 07/13/2018	3,000	3,009
Queensbury, Union Free School District, GO
2.250%, 04/27/2018	2,500	2,504
Saratoga County, Capital Resource, RB
2.000%, 07/01/2020 (A)	1,550	1,549
Schuylerville, Central School District, GO
2.000%, 06/29/2018	5,000	5,007
Suffolk Country, GO
2.500%, 07/25/2018	6,245	6,266
Suffolk Country, Ser B, GO
3.000%, 12/28/2018	3,034	3,067
Suffolk Country, Ser C, GO
5.000%, 05/01/2019	1,325	1,375
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,132
4.000%, 06/01/2019	3,000	3,079

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Watertown, Enlarged City School District, GO
2.500%, 07/13/2018	$11,397	$11,437

		174,170

North Carolina — 0.7%
Charlotte, 2003 Governmental Facilities Project, COP
Callable 02/28/2018 @ 100 0.750%, 06/01/2033 (A)	800	800
Charlotte, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100 5.000%, 07/01/2021	750	802
Charlotte-Mecklenburg, Hospital Authority, RB
Callable 02/28/2018 @ 100 1.120%, 01/15/2038 (A)	3,800	3,800
Montgomery County, Public Facilities, RB
Callable 03/01/2020 @ 100 3.000%, 09/01/2020	1,000	1,023
North Carolina State, Ser B, GO
5.000%, 06/01/2019	2,550	2,662

		9,087

Ohio — 3.9%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,198
Butler County, GO
3.000%, 01/24/2019	2,500	2,530
Cuyahoga Falls, GO
1.750%, 08/08/2018	3,220	3,222
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase I Project, RB
1.000%, 09/01/2019 (A)	4,450	4,427
Franklin County, RB
1.100%, 12/01/2046 (A)	3,000	3,000
Franklin County, Sawyer & Trevitt Project, RB
Callable 12/01/2018 @ 100 1.300%, 06/01/2020 (A)	5,600	5,575
Hamilton County, Cincinnati Children’s Hospital Project, RB
5.000%, 05/15/2018	450	453
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2019	550	558
4.000%, 01/01/2020	575	591
Kettering, School District, GO
5.000%, 12/01/2018	1,000	1,027
Lakewood, Income Tax Revenue, Various Purpose, RAN
2.000%, 04/02/2018	955	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster, Port Authority, RB
1.655%, 02/01/2019 (A)	$2,000	$1,999
1.605%, 08/01/2018 (A)	1,335	1,334
Miamisburg, Various Purpose, GO
2.000%, 06/28/2018	4,000	4,006
Newark, GO
2.250%, 08/14/2018	1,120	1,123
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034 (A)	2,000	680
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
Callable 09/01/2018 @ 100 2.250%, 09/01/2033 (A)	2,880	2,888
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 09/01/2019 @ 100 1.250%, 09/01/2020 (A)	1,700	1,680
Ohio State, Housing Finance Agency, Woodruff Village Apartments Project, RB
Callable 05/01/2018 @ 100 1.300%, 03/01/2020 (A)	2,750	2,746
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
Callable 09/01/2018 @ 100 1.310%, 12/01/2020 (A)	3,750	3,749
Springboro, GO
3.000%, 01/24/2019	6,050	6,118
Trenton, BAN
2.000%, 11/17/2018	1,500	1,500
Union County, BAN
1.200%, 03/28/2018	890	890

		53,250

Oklahoma — 1.1%
Carter County, Independent School District No. 27, Plainview Public Schools Project, GO
1.700%, 07/01/2019	1,115	1,109
Cleveland County, Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2019	4,105	4,003
Garvin County, Independent School District No. 9, Lindsay Public Schools Project, GO
1.700%, 07/01/2019	1,305	1,296
Kingfisher Country, Independent School District No. 16, Hennessey Building Project, GO
1.625%, 06/01/2019	940	933

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	$1,000	$1,050
Oklahoma County, Finance Authority, RB
5.000%, 10/01/2022	1,000	1,114
Oklahoma State, Housing Finance Agency, Savanna Landing Apartments Project, RB
Callable 07/01/2018 @ 100 0.850%, 07/01/2019 (A)	3,000	2,995
Tulsa County, Broken Arrow Independent School District No. 3, GO
3.000%, 04/01/2019	2,830	2,877

		15,377

Oregon — 0.1%
Gilliam County, Solid Waste Disposal Revenue, Waste Management Project, AMT, RB
1.600%, 07/01/2038 (A)	2,000	2,000

Pennsylvania — 6.5%
Armstrong, School District, GO
Callable 03/15/2019 @ 100 2.375%, 03/15/2020	715	718
Bethlehem, Area School District, Ser AA, GO, AGC
Callable 04/15/2019 @ 100 4.000%, 10/15/2019	850	872
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	2,500	2,659
5.000%, 06/01/2021	3,000	3,249
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2019	535	543
Deutsche Bank Spears, Ser DBE-7010- Chester, RB
Callable 11/01/2018 @ 101 1.590%, 02/01/2043 (A)(D)	17,000	17,000
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,093
Downingtown, Area School District, GO
Callable 11/01/2018 @ 100 1.790%, 05/01/2030 (A)	2,000	2,005
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	440
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 10/01/2018 @ 100 1.550%, 04/01/2019	12,260	12,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/01/2020 @ 100 1.450%, 09/01/2020	$10,450	$10,283
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	1,500	1,462
Manheim Township, School District, Ser A, GO
1.241%, 05/01/2018 (A)	1,160	1,160
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	4,005
Pennsylvania State, Capital Region Water Authority, Ser A, RB
5.000%, 07/15/2019	1,350	1,410
Pennsylvania State, COP, AGM
4.000%, 11/01/2018	1,945	1,970
Pennsylvania State, Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project, AMT, RB
4.000%, 06/30/2018	2,635	2,652
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021 (A)	3,000	3,000
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	1,910	1,942
Pennsylvania State, GO
5.000%, 02/01/2019	3,045	3,143
5.000%, 07/01/2019	4,500	4,702
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, York College Project, RB
1.350%, 05/01/2034 (A)	2,440	2,438
Pennsylvania State, Housing Finance Agency, RB
Callable 11/01/2018 @ 100 1.850%, 12/01/2019 (A)	3,000	3,002
Pennsylvania State, Public School Building Authority, RB
5.000%, 04/01/2018	920	922
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	583
Philadelphia, School District, Ser D, GO
5.000%, 09/01/2018	1,000	1,016

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh, Housing Authority Revenue, Larimer/East Liberty Phase II Project, RB
Callable 10/01/2019 @ 100 1.400%, 10/01/2021 (A)	$4,275	$4,246
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	217

		88,981

Rhode Island — 0.8%
Rhode Island State, Commerce Department of Transportation, RB
5.000%, 06/15/2019	1,000	1,043
Rhode Island State, Health & Educational Building Authority, Lifespan Obligation Group, RB
5.000%, 05/15/2018	1,250	1,257
Rhode Island State, Health & Educational Building Authority, Providence Public Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,012
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	1,805	1,797
1.200%, 10/01/2018	1,495	1,491
Rhode Island State, Housing & Mortgage Finance, RB
Callable 04/02/2018 @ 100 1.790%, 10/01/2045 (A)	2,000	2,000

		11,600

South Carolina — 0.3%
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,737
Spartanburg County, School District No. 7, BAN
5.000%, 11/15/2018	2,000	2,050

		3,787

South Dakota — 0.0%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2018	500	504

Tennessee — 1.7%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	3,000	2,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hamilton County, Industrial Development Board, Jaycee Tower Apartments Project, RB
Callable 07/01/2018 @ 100 1.370%, 07/01/2020 (A)	$3,000	$2,995
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	787
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	1,000
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartment Project, RB
1.300%, 07/01/2020 (A)	3,860	3,849
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, RB
1.800%, 12/01/2020 (A)	2,000	2,001
1.550%, 11/15/2030 (A)	500	497
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, RB, GNMA
1.750%, 12/01/2020 (A)	4,000	3,997
Monroe County, GO
Callable 12/15/2018 @ 100 1.200%, 06/15/2019	5,000	4,986

		23,110

Texas — 10.3%
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,698
0.950%, 02/15/2039 (A)	2,000	1,996
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	4,985
Bexar County, Health Facilities Development, RB
5.000%, 07/15/2019	100	104
4.000%, 07/15/2018	150	151
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020	6,500	6,432
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,500	1,487
Corpus Christi, Independent School District, School Buildings Project, Ser A, GO, PSF-GTD
2.000%, 08/15/2047 (A)	1,125	1,131

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cypress-Fairbanks, Independent School District, Ser A1, GO, PSF-GTD
2.000%, 02/15/2027 (A)	$3,000	$3,007
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD
0.900%, 02/15/2040 (A)	3,000	2,992
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,485
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,162
Del Rio, GO, BAM
4.000%, 06/01/2018	440	443
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.900%, 08/01/2040 (A)	1,955	1,950
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
Callable 04/02/2018 @ 100 1.350%, 08/01/2040 (A)	1,785	1,778
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	10,050	9,941
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	8,025	7,917
Georgetown, Independent School District, GO
2.000%, 08/01/2034 (A)	3,000	3,007
Goose Creek, Consolidated Independent School District, Ser B, GO, PSF-GTD
1.180%, 02/15/2035 (A)	1,500	1,490
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030 (A)	1,065	1,066
1.450%, 06/01/2029 (A)	9,205	9,152
Houston, Independent School District,
Ser A1B, BAN, PSF-GTD 1.500%, 06/01/2039	8,430	8,462
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	10,000	9,943
Lamar, Consolidated Independent School District, Ser A, RB
1.050%, 08/15/2047 (A)	2,100	2,096
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,249
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	5,000	4,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Midlothian, Independent School District, Ser B, GO, PSF-GTD
2.500%, 08/01/2052 (A)	$2,865	$2,877
Midlothian, Independent School District, Ser B, GO, PSF-GTD
Pre-Refunded @ 100 2.500%, 08/01/2018 (A)(B)	135	136
Mission, Economic Development Authority, Republic Services Project, Ser A, RB
1.450%, 01/01/2020 (A)	2,000	2,000
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 08/01/2019 @ 100 2.500%, 08/01/2020	4,500	4,519
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,759
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2018 @ 100 1.420%, 08/01/2040 (A)	1,370	1,348
North Texas, Tollway Authority, Ser C, RB
1.950%, 01/01/2038 (A)	1,410	1,411
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,775	3,778
SA Energy Acquisition Public Facility, Gas Supply, RB
5.250%, 08/01/2018	2,000	2,030
San Antonio, Electric & Gas Systems Revenue, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	3,006
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,835
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2018	1,000	1,019
4.000%, 11/15/2019	1,030	1,072
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 03/21/2018 @ 100 1.000%, 08/01/2018	2,900	2,895
Texas State, Public Finance Authority, Texas Southern University Project, RB, BAM
4.000%, 05/01/2018	815	818
Texas State, RAN
4.000%, 08/30/2018	2,700	2,736
Texas State, Sabine River Authority, Pollution Control, Southwestern Electric Power Project, RB, NATL
4.950%, 03/01/2018	2,570	2,570

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Various Water Financial Assistance, Ser B2, GO
Callable 04/02/2018 @ 100 2.000%, 08/01/2025 (A)	$2,940	$2,943
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
Callable 08/15/2018 @ 100 1.100%, 02/15/2043 (A)	2,395	2,376
Williamson County, Limited Tax, GO
1.450%, 08/15/2034 (A)	2,000	1,999

		141,186

Utah — 0.6%
Utah State, GO
5.000%, 07/01/2019	4,200	4,395
Utah State, Housing Revenue, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,494
Utah State, Infrastructure Agency, Ser A, RB
2.000%, 10/15/2018	535	535

		8,424

Vermont — 0.0%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	620	623

Virginia — 0.2%
American Municipal Power, RAN
2.250%, 03/27/2018	1,453	1,454
Prince William County, Industrial Development Authority, Glen Arbor Apartments Project, Ser 2017A, RB
1.350%, 07/01/2019 (A)	2,000	1,996

		3,450

Washington — 2.2%
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100 2.000%, 01/01/2044 (A)	10,000	10,012
Seattle, Housing Authority, West Seattle Afffortdable, Housing Projects, RB
Callable 06/01/2019 @ 100 1.950%, 06/01/2020	9,445	9,441
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/01/2018	3,700	3,783
5.000%, 11/15/2018	655	671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB
Callable 05/01/2019 @ 100 1.400%, 11/01/2019	$7,000	$6,969

		30,876

Wisconsin — 0.2%
Waukesha, Ser D, RAN
Callable 04/02/2018 @ 100 2.000%, 07/01/2018	1,500	1,501
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN
Callable 11/01/2019 @ 100 2.650%, 11/01/2020	1,000	991
Wisconsin State, Public Finance Authority, Educational Facilities, Guilford College, RB
5.000%, 01/01/2019	390	398

		2,890

Total Municipal Bonds (Cost $1,379,280) ($ Thousands)		1,374,459

Total Investments in Securities — 99.9% (Cost $1,379,280) ($ Thousands)		$1,374,459

Percentages are based on Net Assets of $1,375,253 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $56,519 ($ Thousands), representing 4.11% of the Net Assets of the Fund.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security, effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AICUP — Association of Independent Colleges & Universities of

                 Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Short Duration Municipal Fund  (Concluded)

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RAN — Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TSASC — Tobacco Settlement Asset Securitization Corporation

As of February 28, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
California — 98.9%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100 5.250%, 09/01/2024	$3,060	$3,325
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,400	1,622
5.000%, 09/02/2025	1,000	1,170
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,621
5.000%, 10/01/2023	2,160	2,491
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100 5.000%, 10/01/2025	575	640
Anaheim, Housing & Public Improvements Authority, RB
Pre-Refunded @ 100 5.000%, 10/01/2021 (A)	425	474
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,412
5.000%, 02/01/2028	4,000	4,865
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100 5.000%, 09/15/2029	1,250	1,463
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	724
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	$300	$340
5.000%, 10/01/2025	400	473
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2021	500	539
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	244
5.000%, 09/01/2021	135	150
5.000%, 09/01/2021 (B)	190	211
5.000%, 09/01/2022 (B)	475	538
5.000%, 09/01/2022	325	370
California State, Educational Facilities Authority, Pepperdine University Project, RB
Pre-Refunded @ 100 5.000%, 09/01/2022 (A)	465	527
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100 5.000%, 09/01/2025	320	362
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2026	650	770
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	955
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,321
California State, GO
5.000%, 09/01/2025	1,500	1,778
5.000%, 08/01/2026	5,000	5,981
5.000%, 09/01/2026	2,000	2,394
5.000%, 11/01/2026	5,000	5,998
California State, GO
Callable 11/01/2020 @ 100 5.000%, 11/01/2024	1,650	1,794
California State, GO
Callable 09/01/2021 @ 100 5.250%, 09/01/2023	5,000	5,607
California State, GO
Callable 08/01/2026 @ 100 5.000%, 08/01/2027	3,000	3,566

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

California Municipal Bond Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
Callable 08/01/2027 @ 100 5.000%, 08/01/2028	$2,665	$3,181
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,336
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	445
5.000%, 06/01/2026	350	389
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2024	1,000	1,131
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	558
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (B)	200	207
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,219
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/2018 @ 100 5.250%, 08/15/2022	3,500	3,561
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,156
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,179
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	398
5.000%, 02/01/2024	500	579
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,114
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	$1,000	$1,148
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	741
5.000%, 07/01/2025	500	574
5.000%, 07/01/2027	1,170	1,356
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2025	1,490	1,710
5.000%, 07/01/2026	450	519
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	593
5.000%, 06/01/2026	310	372
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019 (B)	610	623
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100 5.000%, 09/01/2025	3,600	4,181
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,086
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2028	2,005	2,396
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,764
California State, Santa Clara Valley Transportation Authority, Ser A, RB
Pre-Refunded @ 100 5.000%, 06/01/2021 (A)	1,000	1,107
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (C)	825	920
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,113
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	227

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	$1,500	$1,687
5.000%, 05/15/2024	1,445	1,645
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	548
5.000%, 10/01/2022	500	558
5.000%, 10/01/2023	500	565
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	566
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,508
5.000%, 05/15/2026	1,355	1,571
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,380
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,144
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,442
5.000%, 10/01/2020	5,000	5,436
5.000%, 12/01/2023	2,295	2,663
California State, Various Purposes, GO
Callable 10/01/2019 @ 100 5.250%, 10/01/2022	5,000	5,297
California State, Various Purposes, GO
Callable 03/01/2020 @ 100 5.000%, 03/01/2022	1,000	1,068
California State, Various Purposes, GO
Callable 09/01/2022 @ 100 5.000%, 09/01/2025	5,400	6,111
California State, Various Purposes, GO
Callable 12/01/2023 @ 100 5.000%, 12/01/2024	5,000	5,796
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100 6.000%, 05/01/2019 (D)	2,750	3,095
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ 100 5.000%, 03/01/2020 (A)	1,265	1,353
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	500	511
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	$845	$935
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,560
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,701
4.000%, 06/01/2021	1,500	1,616
Eastern California, Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,197
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	518
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,179
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,741
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,044
5.000%, 06/01/2021	1,000	1,102
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,179
5.000%, 06/01/2025	3,365	3,840
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,692
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,158
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	858
5.000%, 11/01/2025	1,000	1,187
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	735
Inglewood, Successor Agency to the Redevelopment Agency, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,172
5.000%, 05/01/2026	500	590
Jurupa, Public Financing Authority, Ser A,
Special Tax 5.000%, 09/01/2019	475	499
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	507
5.000%, 08/01/2025	570	673
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100 5.000%, 11/01/2026	1,000	1,107

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

California Municipal Bond Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Beach, Community College District, Ser B, GO
Pre-Refunded @ 100 5.000%, 08/01/2022 (A)	$2,000	$2,271
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,294
5.000%, 05/15/2027	2,000	2,374
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,171
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2026	2,370	2,743
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	564
5.000%, 05/15/2022	900	991
5.000%, 05/15/2023	700	779
Long Beach, Unified School District, GO
Callable 08/01/2019 @ 100 5.250%, 08/01/2021	120	126
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	1,500	1,622
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,902
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,337
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,342
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,137
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,137
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,157
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100 5.000%, 05/15/2024	1,425	1,584
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2022	$1,080	$1,213
5.000%, 05/15/2023	800	914
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,541
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2023	2,000	2,265
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100 5.000%, 05/15/2027	1,000	1,163
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,309
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,191
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	284
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	750	849
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,213
5.000%, 07/01/2024	1,060	1,245
5.000%, 07/01/2025	2,000	2,380
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100 5.000%, 07/01/2026	2,000	2,211
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,310
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100 5.000%, 06/01/2024	2,500	2,820
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	1,000	1,111

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100 6.000%, 12/01/2021 (A)	$3,000	$3,458
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2021	1,100	1,220
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	603
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,402
Palomar Health, Ser A, GO
5.000%, 08/01/2025	1,140	1,344
5.000%, 08/01/2026	1,360	1,607
Palomar, Community College District, GO
5.000%, 05/01/2023	750	864
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	670
5.000%, 08/01/2024	1,300	1,528
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,433
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	765
Poway, Successor Agency to the Redevelopment Agency, Paguay Redevelopment Project, Ser A, TA
5.000%, 06/15/2021	2,770	3,062
Redlands, Unified School District, GO
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,199
Riverside County, Redevelopment Successor Agency, TA
5.000%, 10/01/2025	560	658
5.000%, 10/01/2026	500	592
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	619
5.000%, 09/01/2025	1,000	1,148
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,021
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	588
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	$1,000	$1,170
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,930
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	576
5.000%, 07/01/2026	400	464
5.000%, 07/01/2027	500	582
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,164
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,693
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100 5.000%, 04/01/2024	2,000	2,247
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,391
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,558
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,198
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,762
5.000%, 08/01/2024	1,000	1,178
San Diego, Regional Building Authority, Ser A, RB
Callable 10/15/2025 @ 100 5.000%, 10/15/2027	1,000	1,182
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	793
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	597
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100 5.000%, 04/01/2025	2,000	2,250
5.000%, 04/01/2026	1,425	1,607
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,276

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

California Municipal Bond Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	$1,250	$1,431
5.000%, 05/01/2025	1,000	1,180
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,505
San Francisco City & County, Public Utilities Commission, Ser A, RB
Pre-Refunded @ 100 5.000%, 05/01/2020 (A)	1,075	1,156
San Francisco City & County, Public Utilities Commission, Sub-Ser, RB
5.000%, 11/01/2026	6,000	7,282
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	264
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	309
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	486
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100 5.000%, 06/15/2026	3,000	3,449
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,681
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100 5.000%, 11/01/2021 (A)	10	11
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Callable 11/01/2021 @ 100 5.000%, 11/01/2022	990	1,106
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,378
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,153
5.000%, 03/01/2026	1,780	2,070
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	$750	$835
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,026
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100 5.000%, 08/01/2024	1,055	1,215
Solano County, COP
5.000%, 11/01/2025	700	835
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	802
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100 5.000%, 03/01/2023	725	811
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax
Callable 08/15/2021 @ 102 5.000%, 08/15/2023	725	807
5.000%, 08/15/2024	1,000	1,110
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,668
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2025	500	554
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,380
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,865
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	507
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,188
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100 5.000%, 09/01/2027	1,000	1,163
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,388
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,192
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	922

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tustin, Unified School District, Special Tax
5.000%, 09/01/2023	$1,000	$1,133
Tustin, Unified School District, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,130
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,343
University of California, Ser AM, RB
Callable 05/15/2024 @ 100 5.000%, 05/15/2025	1,000	1,168
Upland, Community Redevelopment Agency, TA
5.000%, 09/01/2025	1,280	1,496
Upland, San Antonio Regional Hospital, COP
5.000%, 01/01/2027	1,005	1,143
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,293
5.000%, 09/01/2025	1,430	1,686

Total Municipal Bonds (Cost $351,907) ($ Thousands)		352,676

	Shares
CASH EQUIVALENT—0.3%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	978,068	978

Total Cash Equivalent (Cost $978) ($ Thousands)		978

Total Investments in Securities—99.2% (Cost $352,885) ($ Thousands)		$353,654

Percentages are based on Net Assets of $356,652 ($ Thousands).
†	Investment in Affiliated Security (see Note 4).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $920 ($ Thousands), representing 0.26% of the Net Assets of the Fund.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$352,676	$–	$352,676
Cash Equivalent	978	–	–	978

Total Investments in Securities	$978	$352,676	$–	$353,654

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “ — ” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

California Municipal Bond Fund  (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$4,074	$44,155	$(47,251)	$978	$17

The accompanying notes are an integral part of the financial statements.

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.2%
Massachusetts — 96.6%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,161
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100 5.000%, 01/15/2022	500	529
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,143
5.000%, 04/01/2027	1,000	1,209
Boston, Ser A, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	500	577
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,008
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2022	500	550
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,114
Marthas Vineyard, Land Bank, RB, BAM
5.000%, 05/01/2023	200	228
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	622
5.000%, 07/01/2022	500	563
5.000%, 07/01/2025	1,000	1,179
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,113
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	895
Massachusetts Bay, Transportation Authority, Sub-Ser A2, RB
5.000%, 07/01/2026	1,000	1,187
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2023	$1,000	$1,140
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100 5.000%, 02/01/2029	1,000	1,174
Massachusetts State, College Building Authority, Ser B, RB
Pre-Refunded @ 100 5.000%, 05/01/2020 (A)	540	579
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	226
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	798
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2024	1,000	1,143
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	229
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100 5.000%, 10/01/2022	500	527
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	584
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H1, RB
5.000%, 07/01/2024	500	574
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	583
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	237
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	2,974
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	872
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,142
Massachusetts State, Development Finance Agency, Partner Health Care System, RB
5.000%, 07/01/2025	1,000	1,165

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Massachusetts Municipal Bond Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	$1,045	$1,189
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O2, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2028	500	576
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	600	687
Massachusetts State, Development Finance Agency, South Shore Hospital Project Ser I, RB
5.000%, 07/01/2025	500	575
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	441
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	568
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2019 @ 100 6.000%, 07/01/2024	180	190
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	457
Massachusetts State, Development Finance Agency, Williams College, Ser S, RB
5.000%, 07/01/2027	750	905
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	512
5.000%, 01/01/2021	500	536
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2026	400	444
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	532
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	549
Massachusetts State, Federal Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Project, Ser A, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2023	$1,000	$1,123
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	622
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,174
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	250	292
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,172
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	771
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100 5.000%, 07/01/2021	500	540
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	603
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,107
5.000%, 05/15/2023	1,000	1,140
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100 5.000%, 08/15/2023	1,000	1,128
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,122
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	290
5.000%, 08/01/2023	500	573
5.000%, 07/01/2024	1,000	1,162
5.000%, 07/01/2026	1,000	1,189
5.000%, 07/01/2027	1,000	1,200
5.000%, 01/01/2028	1,500	1,806
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,139
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,192
5.000%, 10/01/2024	1,000	1,167
5.000%, 10/01/2025	1,000	1,181
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,186

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	$2,000	$2,408
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	574
Massachusetts State, Transportation Fund Revenue, RB
Callable 06/01/2024 @ 100 5.000%, 06/01/2030	1,000	1,145
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,196
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	582
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,170
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,132
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	465
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,187
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	500	588
Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,095
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	580
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100 5.000%, 11/01/2023	1,000	1,129

		75,989

Texas — 0.6%
University of Texas, Permanent University Fund, Ser A, RB
Callable 02/28/2018 @ 100 1.040% 07/01/2038 (B)	500	500

Total Municipal Bonds (Cost $76,904) ($ Thousands)		76,489

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	1,601,442	$1,601

Total Cash Equivalent (Cost $1,601) ($ Thousands)		1,601

Total Investments in Securities— 99.2% (Cost $78,505) ($ Thousands)		$78,090

Percentages are based on Net Assets of $78,752 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security (see Note 4).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$76,489	$–	$76,489
Cash Equivalent	1,601	–	–	1,601

Total Investments in Securities	$1,601	$76,489	$–	$78,090

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Massachusetts Municipal Bond Fund  (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,078	$14,232	$(13,709)	$1,601	$7

The accompanying notes are an integral part of the financial statements.

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 96.2%
Delaware — 0.9%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,138

New Jersey — 87.9%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	938
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,234
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,543
4.000%, 08/15/2022	1,265	1,373
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,273
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,301
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,128
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	487
5.000%, 01/15/2026	1,820	2,132
Carlstadt, School District, GO
5.000%, 05/01/2023	500	568
Carlstadt, School District, GO
Callable 05/01/2024 @ 100 5.000%, 05/01/2025	500	572
Essex County, GO
5.000%, 08/01/2025	2,500	2,943
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,207
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	1,985	2,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	$500	$581
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	1,000	1,136
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,140
4.000%, 09/01/2018	460	466
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	580
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	145
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100 5.000%, 09/15/2023	500	551
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,755	2,091
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,085
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	536
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,203
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	3,887
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	812
5.000%, 04/01/2025	1,300	1,512
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,290
4.000%, 11/15/2020	485	515
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	1,500	1,514
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,093
5.000%, 06/15/2024	685	745

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

New Jersey Municipal Bond Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100 5.000%, 03/01/2025	$2,500	$2,669
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,156
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100 5.250%, 09/01/2026	2,000	2,110
New Jersey State, Economic Development Authority, Sub-Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,309
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,582
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	700	709
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,157
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,157
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,132
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2027	1,905	2,161
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (A)	65	72
5.250%, 09/01/2021	935	1,046
5.000%, 09/01/2023	1,000	1,152
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,118
5.000%, 09/01/2020	1,220	1,321
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	$735	$866
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2025	1,000	1,106
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,338
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	1,080	1,231
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,135
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020 (A)	2,040	2,195
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2027	1,000	1,154
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	558
5.000%, 07/01/2025	1,000	1,154
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100 5.000%, 07/01/2026	1,000	1,123
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 1A, AMT, RB
5.000%, 12/01/2020	1,000	1,071
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,652
New Jersey State, Higher Education Student Assistance Authority, Ser 1A1, AMT, RB
5.000%, 12/01/2021	1,000	1,088

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$345	$384
5.000%, 07/01/2026	280	312
5.000%, 07/01/2027	345	382
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	155	175
5.000%, 07/01/2022 (B)	120	136
5.000%, 07/01/2022 (B)	155	175
New Jersey State, Ser A, RB
5.000%, 06/15/2018 (A)	1,250	1,263
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,391
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,748
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021 (A)	15	17
5.250%, 12/15/2021	1,600	1,756
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2028	1,430	1,671
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,189
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,158
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,671
New Jersey State, Turnpike Authority, Ser H, RB
Pre-Refunded @ 100 5.000%, 01/01/2019 (B)	350	360
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	650	669
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100 5.000%, 06/01/2022 (B)	395	443
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2023	535	594
5.000%, 06/01/2024	605	667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ocean County, GO
4.000%, 08/01/2019	$710	$735
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100 5.000%, 08/01/2027	700	824
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	452
5.000%, 06/15/2024	315	362
5.000%, 06/15/2025	250	289
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2027	545	626
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	1,040	1,082
5.000%, 05/01/2019 (B)	1,000	1,041
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100 5.000%, 05/01/2027	1,000	1,168
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,074
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	468
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	679
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100 5.000%, 02/15/2026	575	663
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	578

		106,542

New York — 6.1%
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2025	2,000	2,263
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,156
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,118
5.000%, 09/01/2023	1,000	1,131

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

New Jersey Municipal Bond Fund   (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	$1,500	$1,688

		7,356

Pennsylvania — 1.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,520

Total Municipal Bonds (Cost $116,247) ($ Thousands)		116,556

	Shares
CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	3,630,189	3,630

Total Cash Equivalent (Cost $3,630) ($ Thousands)		3,630

Total Investments in Securities— 99.2% (Cost $119,877) ($ Thousands)		$120,186

Percentages are based on Net Assets of $121,166 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security (see Note 4).
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$116,556	$—	$116,556
Cash Equivalent	3,630	—	—	3,630

Total Investments in Securities	$3,630	$116,556	$—	$120,186

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$2,551	$15,763	$(14,684)	$3,630	$9

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.4%

Guam — 0.2%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	$500	$533

New York — 98.2%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	652
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,689
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	734
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	551
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	498
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,118
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	410
5.000%, 08/01/2027	275	324
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	274
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	601
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	$200	$224
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,124
5.000%, 05/01/2025	500	588
Erie County, Ser B, GO
5.000%, 06/01/2023	400	456
5.000%, 06/01/2024	1,200	1,388
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	367
Hempstead, Local Development Authority, Molloy College Project, RB
Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	1,500	1,573
Long Island, Power Authority, RB
5.000%, 09/01/2027	1,000	1,179
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	841
5.000%, 09/01/2023	500	570
Long Island, Power Authority, Ser C, RB
Callable 05/01/2018 @ 100
1.975%, 05/01/2033 (B)	500	500
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,783
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,136
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,086
5.000%, 11/15/2021	1,000	1,111
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,496
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,344
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,132
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,128

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	$1,000	$1,111
5.000%, 11/15/2024	2,280	2,651
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,166
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,421
5.000%, 05/01/2023	325	371
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,143
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,244
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,126
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	826
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	992
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,154
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,172
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,137
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,123
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,273
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,678
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,206
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	$1,685	$2,014
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,134
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,076
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,802
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,188
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,106
5.000%, 08/01/2025	4,915	5,767
New York City, Ser A1, GO
5.000%, 10/01/2021	1,000	1,110
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,105
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,869
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,269
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,318
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,105
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,289
New York City, Ser J, GO
5.000%, 08/01/2022	500	563
New York City, Ser J7, GO
5.000%, 08/01/2020	1,425	1,539
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	260	265
New York City, Sub-Ser I1, GO
Pre-Refunded @ 100
5.000%, 04/01/2019 (A)	960	996
New York City, Sub-Ser I-1, GO
Callable 04/01/2019 @ 100
5.000%, 04/01/2020	40	41

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	$500	$580
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,260
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,276
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,112
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	519
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,094
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,615
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,131
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,183
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	571
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,209
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,142
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,105
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	$1,000	$1,148
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	106
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,118
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	391
5.000%, 07/01/2024	1,000	1,159
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,076
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	274
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,142
5.000%, 07/01/2024	1,000	1,167
5.000%, 07/01/2025	1,000	1,171
5.000%, 07/01/2027	2,000	2,367
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,187
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,083
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	917
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2020	1,000	1,069
5.000%, 07/01/2022	500	559
5.000%, 12/15/2022	1,475	1,675
5.000%, 03/15/2023	750	855
5.000%, 07/01/2023	2,250	2,579
5.000%, 03/15/2025	2,000	2,349
5.000%, 07/01/2025	1,000	1,171
5.000%, 07/01/2026	3,320	3,932
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/2019 (A)	5	5
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	45	47

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	$2,250	$2,587
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	516
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,928
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,202
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,145
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	1,000	1,198
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2024	1,445	1,687
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,760
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,298
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,126
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,277
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,025
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,755
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	$500	$568
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	556
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,416
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,095
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,403
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	651
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	586
5.000%, 05/01/2027	500	587
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,088
5.000%, 10/15/2024	475	559
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,924
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,393
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,287
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,444
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	519
5.000%, 11/15/2023	1,500	1,735
5.000%, 11/15/2024	2,000	2,346
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,327
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,314

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	$1,000	$1,207
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,297
5.000%, 06/01/2025	750	873
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	2,000	2,286
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	844
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,288
Utility Debt Securitization Authority, Ser B, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2022	750	818
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,141
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	594
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,055

		196,757

Total Municipal Bonds
(Cost $196,839) ($ Thousands)		197,290

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	1,123,570	$1,124

Total Cash Equivalent
(Cost $1,124) ($ Thousands)		1,124

Total Investments in Securities— 99.0%
(Cost $197,963) ($ Thousands)		$198,414

Percentages are based on Net Assets of $200,409 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018
†	Investment in Affiliated Security (see Note 4)
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

FHA— Federal Housing Administration

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$197,290	$-	$197,290
Cash Equivalent	1,124	-	-	1,124

Total Investments in Securities	$1,124	$197,290	$-	$198,414

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 264	$ 30,469	$ (29,609)	$ 1,124	$ 9

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%

Illinois — 0.2%
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB
Callable 02/28/2018 @ 100
1.100%, 08/01/2044 (A)(B)	$400	$400

Pennsylvania — 98.0%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University Project, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2029	1,500	1,775
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	632
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,184
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,085
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	2,983
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,154
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,096
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,168
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,379
Bucks County, GO
5.000%, 05/01/2022	1,250	1,405
5.000%, 06/01/2022	425	479
5.000%, 06/01/2026	1,250	1,490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Bucks County, Water & Sewer Authority, RB, AGM
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	$500	$587
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	364
Butler County, GO
5.000%, 07/15/2021	1,000	1,100
Canonsburg-Houston, Joint Authority, Sewer Revenue Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,510
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,135
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,779
Chester, Water Authority, RB
5.000%, 12/01/2021	500	557
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,117
Commonwealth Financing Authority, RB
5.000%, 06/01/2028	1,000	1,137
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,159
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,152
Dauphin County, General Authority, Pinnacle Health System Project, Ser 9, RB
5.000%, 06/01/2024	600	686
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	558
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	555
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	731
5.000%, 11/01/2026	425	501
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,154
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,184

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$1,500	$1,671
5.000%, 07/01/2025	1,000	1,113
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	751
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,153
Hempfield Area, School District, GO, BAM
5.000%, 03/15/2025	1,600	1,842
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,108
5.000%, 03/15/2023	1,000	1,125
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,149
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	905
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,577
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	593
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,481
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021 (C)	1,290	1,437
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,150
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,171
5.000%, 09/01/2026	690	790
5.000%, 09/01/2027	660	752
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,146
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,126

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	$750	$836
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (D)	35	37
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	160	170
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,121
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,114
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	832
Pennsylvania Infrastructure Investment Authority, RB
5.000%, 01/15/2028	3,000	3,632
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	596
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,180
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,164
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,152
Pennsylvania State, GO
Pre-Refunded @ 100
5.000%, 06/15/2024 (D)	1,325	1,548
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,087
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	618
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,341
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,166

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	$1,500	$1,756
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,565
Pennsylvania State, Higher Educational Facilities Authority, Ser AT1, RB
5.000%, 06/15/2026	1,500	1,748
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, Ser 1, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	554
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (D)	1,465	1,561
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	958
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,393
5.000%, 08/15/2022	1,165	1,313
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	539
5.000%, 11/01/2022	660	737
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,530
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,130
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, Ser A, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,885
Pennsylvania State, Ser 1, GO
5.000%, 07/01/2021	1,500	1,640
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 11/15/2021 (D)	1,000	1,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	$1,000	$1,080
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Pre-Refunded @ 100
5.000%, 12/01/2021 (D)	1,000	1,115
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	569
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,309
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	380
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,077
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	993
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	636
5.000%, 12/01/2025	600	701
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,114
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	575
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,430
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,138
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	1,500	1,735
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,489
5.000%, 08/01/2027	1,295	1,512
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,325

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, GO, AGM
5.000%, 08/01/2027	$750	$874
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	564
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,157
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,154
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	475
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,065
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,107
Philadelphia, Ser A, GO
5.000%, 08/01/2027	1,000	1,157
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,383
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	560
5.000%, 11/01/2027	300	356
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,175
Pittsburgh, GO
5.000%, 09/01/2027	415	487
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,167
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,214
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,150
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,332
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	$1,000	$1,137
4.000%, 09/01/2022	1,500	1,615
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,648
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,151
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,159
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	875	1,025
5.000%, 03/01/2027	1,000	1,180
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	862
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	568
5.000%, 03/01/2024	1,000	1,156
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	460
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,480
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,184
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,135
Warwick, School District, GO
5.000%, 02/15/2021	750	817
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,142
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,092
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	283
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,274
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,147
5.000%, 08/15/2026	610	711

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	$1,000	$1,158
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,290
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,140
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,139

		163,494

Puerto Rico — 0.5%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (C)	820	863

Total Municipal Bonds
(Cost $165,431) ($ Thousands)		164,757

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	436,383	436

Total Cash Equivalent
(Cost $436) ($ Thousands)		436

Total Investments in Securities— 99.0%
(Cost $165,867) ($ Thousands)		$165,193

Percentages are based on Net Assets of $166,891 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security (see Note 4).
(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2018.
(C)	Security is escrowed to maturity.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$164,757	$–	$164,757
Cash Equivalent	436	–	–	436

Total Investments in Securities	$436	$164,757	$–	$165,193

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$2,083	$19,343	$(20,990)	$436	$ 11

The accompanying notes are an integral part of the financial statements.

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 74.2%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100 5.750%, 06/01/2045	$800	$876
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105 6.500%, 10/01/2053	12,000	14,162
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	4,000	4,799

		19,837

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 04/02/2018 @ 100 6.000%, 12/01/2036 (A)	200	13
Alaska State, Industrial Development & Export Authority, YKHC Project, RB
Callable 12/01/2019 @ 100 3.500%, 12/01/2020	1,000	1,016
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100 6.000%, 09/01/2019 (B)	1,000	1,066

		2,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona — 1.0%
Arizona State, Health Facilities Authority, Dignity Health, Ser A, RB
Callable 02/28/2018 @ 100 1.070%, 07/01/2035 (C)(D)	$3,000	$3,000
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2042	2,500	2,628
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100 5.375%, 07/01/2050 (E)	1,090	1,134
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2052 (E)	3,565	3,442
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 04/02/2018 @ 100 5.000%, 06/01/2037	265	235
Pima County, Industrial Development
Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	536
Tempe, Industrial Development Authority, Ser B, RB
Callable 10/01/2020 @ 100 4.000%, 10/01/2023 (E)	1,000	1,004

		11,979

California — 8.4%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Pre-Refunded @ 100 6.250%, 08/01/2019 (B)	400	427
Bay Area, Toll Authority, San Francisco Bay Area Subordinate Toll Bridge Project, RB
Callable 04/01/2027 @ 100 4.000%, 04/01/2033	2,500	2,677
Bay Area, Toll Authority, Ser S4, RB Pre-Refunded @ 100
5.250%, 04/01/2023 (B)	7,000	8,123
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2042	5,200	5,815

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Pre-Refunded @ 100 6.000%, 07/01/2019 (B)	$1,000	$1,059
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Pre-Refunded @ 100 5.000%, 08/15/2019 (B)	2,000	2,103
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100 6.500%, 11/01/2038	1,000	1,082
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2046	7,500	8,409
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100 7.750%, 04/01/2021 (B)	1,360	1,558
California State, Municipal Finance Authority, Biola University Project, RB
Pre-Refunded @ 100 5.875%, 10/01/2018 (B)	250	257
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100 5.000%, 11/01/2046 (E)	1,000	1,066
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100 5.000%, 02/01/2047	1,950	2,116
California State, Pollution Control Financing Authority, RB
Callable 04/02/2018 @ 100 5.000%, 07/01/2037 (E)	3,750	3,776
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100 4.750%, 11/01/2046	1,500	1,609
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100 4.300%, 07/01/2040	1,500	1,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Claremont Colleges Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2037 (E)	$765	$817
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2046 (E)	1,000	1,019
5.000%, 06/01/2051 (E)	1,000	1,013
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2045 (E)	1,000	1,058
California State, Ser C3, GO
Callable 03/01/2018 @ 100 0.950%, 05/01/2033 (C)(D)	3,000	3,000
California State, Statewide Communities Development Authority, California Baptist
University Project, RB 6.500%, 11/01/2021 (F)	300	329
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100 5.500%, 12/01/2054	1,000	1,080
5.250%, 12/01/2034	1,665	1,813
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2041 (E)	2,500	2,643
California State, Various Purposes, GO
Callable 04/01/2019 @ 100 6.000%, 04/01/2038	2,000	2,095
California Statewide, Financing Authority, Tobacco Settlement, Ser B, RB
Callable 04/02/2018 @ 100 6.000%, 05/01/2037	7,500	7,504
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100 5.000%, 09/01/2027	1,280	1,397
5.000%, 09/01/2030	1,000	1,082
5.000%, 09/01/2034	900	966
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB
Callable 07/15/2022 @ 100 5.500%, 01/15/2053 (C)	6,250	7,046
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100 5.000%, 09/01/2040	2,000	2,187

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Pre-Refunded @ 100 5.000%, 11/01/2020 (B)	$1,540	$1,680
Long Beach, Bond Finance Authority, Ser A, RB
5.500%, 11/15/2030	250	304
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100 5.400%, 10/01/2023	650	661
M-S-R, Energy Authority, Ser A, RB
7.000%, 11/01/2034	1,000	1,402
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,173
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100 5.250%, 11/01/2020 (B)	615	656
Poway, School Facilities Improvement Authority, Unified School District Capital
Appreciation Project, GO 10.301%, 08/01/2038 (G)	5,410	2,430
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100 5.000%, 09/01/2030	1,000	1,124
5.000%, 09/01/2031	1,000	1,120
5.000%, 09/01/2032	1,000	1,116
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2046	1,105	1,190
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100 5.000%, 08/01/2030	1,000	1,103
Southern California, Metropolitan Water District, Ser B2, RB
Callable 02/28/2018 @ 100 0.620%, 07/01/2037 (C)	1,600	1,600
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100 6.250%, 10/01/2038	1,500	1,782
6.250%, 10/01/2040	1,000	1,181
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2040	750	824
Windsor, Unified School District, Election 2008, Ser D, GO
10.687%, 08/01/2035 (G)	1,800	911

		103,948

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 1.5%
Brighton, Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103 5.000%, 12/01/2037	$525	$537
Colorado Health Facilities Authority, RB
5.000%, 05/15/2022	500	545
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,335
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100 5.375%, 09/01/2026	2,500	2,691
Colorado State, Educational & Cultural Facilities Authority, Eagle Rdige Academy Project, RB
Callable 11/01/2021 @ 100 3.625%, 11/01/2026 (E)	1,000	978
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser A8, RB
Callable 03/01/2018 @ 100 1.080%, 06/01/2037 (C)(D)	2,100	2,100
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2030	1,330	1,479
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Pre-Refunded @ 100 5.750%, 05/15/2018 (B)	500	505
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	808
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103 5.750%, 12/01/2045	1,000	1,047
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100 6.000%, 01/15/2034	500	543
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102 6.000%, 12/01/2046	1,500	1,564
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100 5.000%, 12/15/2041 (E)	875	890

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103 5.125%, 12/01/2037	$550	$556
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103 5.000%, 12/01/2046	1,880	1,930
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102 7.500%, 12/15/2047	1,090	1,075
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103 5.000%, 12/01/2047	500	500

		19,083

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2046 (E)	1,000	1,024
5.000%, 09/01/2053 (E)	1,500	1,528
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100 5.000%, 07/01/2041	5,000	5,298
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	457

		8,307

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100 5.000%, 09/01/2042	425	449
4.625%, 09/01/2032	1,635	1,734

		2,183

Florida — 3.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102 8.000%, 10/01/2032	500	585
8.000%, 10/01/2042	1,000	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100 5.000%, 10/01/2037	$2,000	$2,204
Capital Trust Agency, First Mortgage Revenue, Tallahassee Tapestry Senior Housing Project, Ser 2015A, RB
Callable 12/01/2025 @ 100 7.125%, 12/01/2050 (E)	1,000	1,051
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100 6.750%, 07/01/2037 (E)	1,585	1,655
Florida State, Development Finance, AMT, RB
Callable 01/01/2019 @ 105 5.625%, 01/01/2047 (C)(E)	7,000	7,208
Florida State, Developmental Finance Authority, Renaissance Charter School
Project, Ser A, RB 6.500%, 06/15/2021	500	526
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB
Callable 06/15/2027 @ 100 6.000%, 06/15/2037 (E)	2,150	2,140
Florida State, Developmental Finance
Authority, Waste Pro USA Project, AMT, RB 5.000%, 08/01/2029 (C)(E)	1,000	1,038
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100 6.000%, 05/01/2044	2,155	2,502
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100 5.000%, 10/01/2028	2,350	2,606
Miami-Dade County, Industrial Development Authority, Biscayne Properties Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035	4,745	4,685
Miami-Dade County, Special Obligation, RB
Callable 10/01/2026 @ 82 4.013%, 10/01/2032 (G)	2,900	1,574
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100 5.000%, 05/01/2029	1,000	1,054
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102 7.500%, 06/01/2049	1,000	1,163

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2047	$4,765	$5,271
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100 5.875%, 08/01/2020 (B)	500	550

		36,972

Georgia — 3.4%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2037	2,000	2,195
5.000%, 01/01/2042	3,000	3,285
Atlanta, Development Authority, Georgia Proton Treatment Center Project, RB
Callable 01/01/2028 @ 100 7.000%, 01/01/2040	9,000	9,224
Burke County, Development Authority,
Oglethorpe Power Center, Ser V, RB 3.250%, 11/01/2045 (C)	9,000	8,912
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100 5.000%, 03/01/2047	1,500	1,549
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2060	5,000	5,305
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100 1.808%, 04/01/2048 (C)	11,000	11,027

		41,497

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/2020 @ 100 5.750%, 07/01/2040	500	534

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100 6.250%, 12/01/2018 (B)	250	259
Idaho State, Health Facilities Authority,
Valley Health Group, RB 4.000%, 11/15/2027	820	835

		1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 7.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 04/02/2018 @ 100 5.700%, 05/01/2036	$250	$243
Brookfield Village, Brookfield Zoo Project, RB
Callable 02/28/2018 @ 100 1.080%, 06/01/2038 (C)(D)	1,400	1,400
Chicago, Board of Education, Ser A, GO, NATL
2.792%, 12/01/2019 (G)	500	476
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	3,000	3,058
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100 5.500%, 01/01/2034	1,750	1,862
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100 5.500%, 01/01/2034	3,500	3,725
5.500%, 01/01/2037	2,440	2,579
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100 6.000%, 01/01/2038	10,500	11,898
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100 4.835%, 04/15/2028 (E)	2,000	1,995
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100 5.000%, 01/01/2025 (B)	2,500	2,919
Chicago, Ser A, GO
Callable 01/01/2025 @ 100 5.500%, 01/01/2033	11,000	11,733
Cook County, Ser A, GO
Callable 11/15/2020 @ 100 5.250%, 11/15/2033	1,500	1,591
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 04/02/2018 @ 102 7.000%, 01/01/2028	500	511
Illinois State, Finance Authority, Advocate Health, Sub-Ser C1, RB
Callable 02/28/2018 @ 100 1.070%, 11/01/2038 (C)	3,000	3,000
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
Callable 12/01/2022 @ 105 6.250%, 12/01/2052	1,495	1,540
5.250%, 12/01/2052	3,000	3,062

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	75

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100 6.000%, 08/15/2041	$200	$222
Illinois State, Finance Authority, Friendship
Village Schamurg Project, RB 5.000%, 02/15/2022	1,000	1,045
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 04/02/2018 @ 100 6.000%, 03/01/2037 (A)	300	72
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100 7.125%, 05/15/2019 (B)	1,000	1,064
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2037	500	516
Illinois State, GO
5.000%, 02/01/2026	5,970	6,244
Illinois State, GO
Callable 02/01/2019 @ 100 5.250%, 02/01/2028	2,500	2,520
Illinois State, GO
Callable 07/01/2023 @ 100 5.500%, 07/01/2038	1,500	1,555
Illinois State, GO
Callable 02/01/2024 @ 100 5.000%, 02/01/2039	5,000	5,053
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2038	2,500	2,546
Illinois State, Ser D, GO
5.000%, 11/01/2025	3,000	3,150
5.000%, 11/01/2026	3,000	3,141
5.000%, 11/01/2027	5,500	5,744
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,000	1,055
Will County, Community High School District
No. 210 Lincoln-Way, Ser B, GO 4.849%, 01/01/2031 (G)	300	148
4.482%, 01/01/2029 (G)	400	225

		85,892

Indiana — 1.3%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104 6.750%, 01/15/2043 (E)	1,500	1,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104 6.250%, 01/15/2043 (E)	$5,475	$5,605
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100 5.000%, 07/01/2040	375	398
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2048	1,000	1,067
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/2022 @ 100 5.000%, 06/01/2032	3,450	3,515
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100 6.000%, 01/01/2019 (B)	1,000	1,038
Jasper County, Pollution Control Board, Ser C, RB, NATL 5.850%, 04/01/2019	1,000	1,040
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100 7.500%, 09/01/2021 (B)	1,215	1,363

		15,608

Iowa — 0.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 04/02/2018 @ 100 0.000%, 05/15/2056 (A)	125	1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100 5.400%, 11/15/2046 (C)	667	691

		692

Kansas — 0.1%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/2019 @ 100 5.750%, 11/15/2038	500	532
Kansas State, Development Finance Authority, KU Health System, Ser J, RB
Callable 02/28/2018 @ 100 1.110%, 03/01/2041 (C)(D)	500	500

		1,032

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, RB
Pre-Refunded @ 100 5.375%, 08/15/2018 (B)	$500	$509
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, RB
Callable 08/15/2018 @ 100 5.375%, 08/15/2024	500	507
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100 6.375%, 06/01/2020 (B)	500	551
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100 5.750%, 11/15/2050	2,000	2,016
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100 5.625%, 09/01/2039	1,000	1,054

		4,637

Louisiana — 1.9%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Pre-Refunded @ 100 6.125%, 06/01/2018 (B)	1,500	1,518
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2025 @ 100 4.500%, 05/01/2039	14,635	15,660
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100 5.000%, 05/01/2045	3,500	3,949
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100 6.500%, 11/01/2035	750	831
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100 6.500%, 05/15/2021 (B)	1,000	1,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, Ser A1, RB, AGC
Pre-Refunded @ 100 6.000%, 01/01/2019 (B)	$500	$519

		23,617

Maine — 0.5%
Maine State, Finance Authority, Solida Waste Disposal, Coastal Resource, AMT, RB, AMT
Callable 12/15/2026 @ 100 5.375%, 12/15/2033 (E)	3,000	3,114
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2046	2,600	2,660

		5,774

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100 5.750%, 09/01/2025	8,750	9,166
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100 5.750%, 06/01/2018 (B)	1,000	1,011
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100 5.000%, 11/15/2051	4,500	4,895
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2043	10,000	10,989

		26,061

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2047	2,500	2,749
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2037	1,600	1,790

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	77

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100 7.000%, 07/01/2020 (B)	$1,500	$1,680
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100 6.000%, 01/01/2028	580	605
Massachusetts State, Water Resources Authority, Ser C, RB
Callable 03/01/2018 @ 100 1.060%, 08/01/2020 (C)(D)	3,200	3,200

		10,024

Michigan — 1.8%
Flint, Hospital Building Authority, Hurley
Medical Center, Ser B, RB 4.000%, 07/01/2019	1,350	1,372
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 04/02/2018 @ 100 5.000%, 11/01/2036	300	282
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2044	4,500	4,884
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2033	3,000	3,298
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100 4.500%, 10/01/2029	5,750	6,064
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 04/02/2018 @ 102 6.500%, 09/01/2037 (E)	750	570
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11 13.170%, 06/01/2058 (G)	170,250	4,781
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100 8.250%, 09/01/2018 (B)	500	517

		21,768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota — 0.1%
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2032 (E)	$750	$753
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100 6.750%, 11/15/2018 (B)	300	311

		1,064

Mississippi — 0.0%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
Callable 03/01/2018 @ 100 1.110%, 11/01/2035 (C)	600	600

Missouri — 0.8%
Lees Summit, Special Obligation Tax, Summit Fair Project, TA 3.500%, 11/01/2023 (E)	1,000	991
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
Pre-Refunded @ 100 5.625%, 04/01/2019 (B)	140	146
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100 6.875%, 11/01/2039	250	254
Missouri State, Health & Educational Facilities Authority, Stars-Mercy Health
System, Ser A, RB, AMBAC 2.940%, 06/01/2031 (C)	2,500	2,454
Missouri State, Health & Educational Facilities Authority, Stars-Mercy Health
System, Ser C, RB, AMBAC 2.500%, 06/01/2031 (C)	3,625	3,558
St. Louis, Land Clearance for Redevelopment Authority, RB
Callable 12/01/2026 @ 100 5.125%, 06/01/2046	2,500	2,706

		10,109

Montana — 0.1%
Kalispell, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2052	1,500	1,556

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska — 1.1%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100 5.000%, 09/01/2042	$5,000	$5,418
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2031	2,200	2,415
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	5,000	5,629

		13,462

Nevada — 0.2%
Nevada State, Department of Business & Industry, AMT, RB
Callable 12/15/2027 @ 100 5.125%, 12/15/2037 (E)	2,500	2,506

New Jersey — 2.4%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 04/02/2018 @ 100 5.625%, 01/01/2038	250	229
New Jersey State, Casino Reinvestment Development Authority, Luxury Tax, RB
Callable 11/01/2024 @ 100 5.250%, 11/01/2039	1,650	1,753
5.250%, 11/01/2044	325	346
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2024	1,055	1,139
New Jersey State, Economic Development Authority, Ser A, RB
Callable 04/02/2018 @ 100 6.000%, 05/15/2028 (A)	210	148
New Jersey State, Economic Development Authority, Ser BBB, RB
Callable 12/15/2026 @ 100 5.500%, 06/15/2029	5,000	5,706
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100 3.125%, 07/01/2029	1,000	971
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2041	2,000	2,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2057	$2,250	$2,487
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 03/16/2018 @ 100 4.750%, 06/01/2034	7,000	6,907
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100 5.250%, 06/15/2041	1,250	1,327
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100 4.000%, 01/01/2034	3,620	3,781
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100 5.000%, 11/01/2039	2,500	2,710

		29,669

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100 4.700%, 09/01/2024	2,000	2,132

New York — 4.3%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100 6.375%, 01/15/2020 (B)	500	544
6.250%, 01/15/2020 (B)	1,500	1,627
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100 5.000%, 07/01/2041	1,500	1,605
Hudson Yards, Infrastructure Authority, Ser A, RB
Callable 02/15/2027 @ 100 5.000%, 02/15/2042	1,500	1,695
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2028	3,000	3,358
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100 6.000%, 12/01/2036	1,000	1,098

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	79

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB
Callable 04/02/2018 @ 100
5.750%, 10/01/2036	$1,000	$990
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.989%, 03/01/2026 (C)	425	411
2.979%, 03/01/2025 (C)	400	390
New York City, Ser I3, GO
Callable 02/28/2018 @ 100
1.160%, 04/01/2036 (C)(D)	700	700
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 03/16/2018 @ 10
14.246%, 06/01/2055 (G)	50,000	3,140
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	550
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	11
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,069
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,267
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,496
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (E)	4,000	4,370
5.000%, 11/15/2044 (E)	7,500	7,923
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,322
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 04/02/2018 @ 100
5.250%, 11/01/2042 (E)	2,000	2,001
Oyster Bay, Ser A, BAN
3.500%, 06/01/2018	1,000	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	$5,790	$6,524
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	985
5.250%, 09/15/2053	2,500	2,422

		52,502

North Carolina — 0.4%
Charlotte-Mecklenburg, Hospital Authority, RB
Callable 02/28/2018 @ 100
1.120%, 01/15/2038 (C)	400	400
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,030
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2018 (B)	250	257
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,401
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	500	506
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	498
5.000%, 09/01/2023	610	659
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	510

		5,261

Ohio — 5.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 03/16/2018 @ 100
6.500%, 06/01/2047	5,765	5,707
5.875%, 06/01/2047	18,375	17,500
5.750%, 06/01/2034	655	622
5.375%, 06/01/2024	3,000	2,863
5.125%, 06/01/2024	29,500	27,910

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	$500	$550
Cleveland, Airport System Revenue, Ser D-REMK, RB
Callable 02/28/2018 @ 100
1.080%, 01/01/2024 (C)(D)	1,800	1,800
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,577
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (E)	1,750	1,833
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB
Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,551
Ohio State, Air Quality Development Authority, Ohio Valley Electric, Ser E, RB
5.625%, 10/01/2019	1,130	1,164
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,344
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,598

		72,019

Oklahoma — 0.3%
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051	3,250	2,400
6.875%, 11/01/2046	1,625	1,200
6.625%, 11/01/2036	785	581

		4,181

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (B)(E)	$150	$167

		1,772

Pennsylvania — 2.3%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 10/15/2018 (B)	250	257
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2042 (E)	1,345	1,427
Berks County, Industrial Development Authority, Tower Health Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2050	2,000	2,181
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,194
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,125
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,000	3,330
5.000%, 06/01/2034	2,000	2,211
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,623
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	253
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	125
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	718
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,047

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	81

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	$250	$274
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,155
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,026
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 04/02/2018 @ 100
5.500%, 09/15/2037	250	250
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (E)	1,145	1,177
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (E)	2,000	1,936
Scranton, GO
5.000%, 09/01/2023 (E)	1,000	1,076
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	1,000	1,003

		28,388

Puerto Rico — 2.2%
Commonwealth of Puerto Rico, Ser B, GO
5.875%, 07/01/2036 (A)	500	155
Commonwealth of Puerto Rico, Ser B, GO
Callable 07/01/2019 @ 100
5.750%, 07/01/2038 (A)	1,625	504
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (A)	3,225	1,000
Puerto Rico, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 07/01/2018 @ 100
5.125%, 07/01/2047	2,300	2,304
Puerto Rico, Commonwealth Government Employees Retirement System, Senior Pension, Ser B, RB
Callable 07/01/2018 @ 50
21.644%, 07/01/2029 (G)	8,750	1,489

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Commonwealth Government Employees Retirement System, Ser Senior A, RB
6.200%, 07/01/2039 (A)	$2,000	$725
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (A)	2,600	972
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021 (A)	6,490	2,426
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
1.655%, 07/01/2029 (C)	9,040	7,752
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (A)	1,380	516
Puerto Rico, Electric Power Authority, Ser V, RB, AGM
5.250%, 07/01/2031	3,350	3,613
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2040 (A)	1,000	374
Puerto Rico, Highway & Transportation Authority, Ser L, RB, AGC
5.250%, 07/01/2041	3,345	3,654
Puerto Rico, Ser A, GO
5.250%, 07/01/2027 (A)	640	198
Puerto Rico, Ser A, GO
5.500%, 07/01/2032 (A)	2,800	868
5.125%, 07/01/2028 (A)	560	173

		26,723

Rhode Island — 0.6%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,225
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	6,250	6,402

		7,627

South Carolina — 2.8%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkelley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (E)	1,000	1,010

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	$4,500	$4,863
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/2023 @ 100
5.125%, 12/01/2043	5,000	5,414
South Carolina State, Public Service Authority, Santee Cooper Project, Ser E, RB
Callable 12/01/2023 @ 100
5.500%, 12/01/2053	20,000	21,934
5.000%, 12/01/2048	1,000	1,074

		34,295

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 04/02/2018 @ 100
5.500%, 12/01/2035	2,000	2,001

Tennessee — 1.5%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,085
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (E)	2,500	2,413
Bristol, Industrial Development Board, Sales Tax Revenue, Ser B, RB
5.391%, 12/01/2024 (E)(G)	3,810	2,730
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB
Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (E)	2,500	2,651
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2038	500	531
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Shelby County, Health Educational & Housing Facilities Board, RB, AGM
Callable 05/01/2018 @ 100
1.110%, 06/01/2042 (C)	$400	$400
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,736
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,581

		18,856

Texas — 8.6%
Arlington, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,730	1,838
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	332
5.000%, 01/01/2034	300	328
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,114
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (B)	1,000	1,120
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (B)	500	558
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,726
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,888
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	261
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,312

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	83

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	$805	$919
Houston, Ser A, GO
Callable 03/01/2027 @ 100
4.000%, 03/01/2034	2,000	2,092
Lewisville, SAB
Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (E)	1,000	1,037
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,323
5.000%, 07/01/2031	250	262
5.000%, 07/01/2046	4,000	4,203
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,277
5.000%, 07/01/2046	1,000	1,012
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	2,000	2,100
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,148
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,632
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,627
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	6,000	6,592
Pharr, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	90	96
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	438
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (C)(E)	17,750	18,438

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	$500	$525
5.125%, 01/01/2041	500	514
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	500	559
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	500	517
Tarrant County, Cultural Education Facilities Finance, Ser B, RB
4.000%, 11/15/2025	1,350	1,375
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	763
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	17,430	20,426
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
1.934%, 09/15/2027 (C)	2,265	2,220
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,473
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,115
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (E)	2,500	2,590

		105,750

Utah — 0.1%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (E)	1,000	985

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	812

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2025	$1,250	$878
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2019 @ 100
6.750%, 10/01/2037	2,195	1,328
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2032	4,250	2,943
Virgin Islands, Public Finance Authority, Ser B, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2029	3,870	2,544
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,920	1,378

		9,071

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,031
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 04/02/2018 @ 100
2.000%, 10/01/2048	40	3
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,274	2,189
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	111	107
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 04/02/2018 @ 100
6.050%, 03/01/2054	118	22
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2052	2,500	2,685
5.000%, 12/31/2056	3,500	3,750

		9,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 1.2%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	$1,000	$1,102
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,589
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, RB
Callable 07/01/2024 @ 100
2.490%, 01/01/2035 (C)	1,500	1,496
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	409
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,651
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,389
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,720

		14,356

West Virginia — 0.3%
Tobacco Settlement Finance Authority, Ser B, RB
Callable 03/16/2018 @ 9
16.324%, 06/01/2047 (G)	67,000	3,905

Wisconsin — 0.9%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,069
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (E)	1,750	1,835
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025 (E)	2,000	2,248

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	85

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (E)	$3,500	$3,628
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (E)	1,750	1,878

		10,658

Total Municipal Bonds (Cost $868,068) ($ Thousands)		912,681

CORPORATE OBLIGATIONS — 11.5%

Financials — 11.4%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/29/2049 (E)	6,900	7,547
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 12/31/2049 (E)	5,200	6,032
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,700	1,864
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049	1,800	1,975
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/2049	700	717
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 12/29/2049	7,000	6,942
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	3,200	3,104
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Year Curr+6.314%, 12/29/2049 (E)	1,900	2,066
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	2,300	2,605
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/31/2049 (E)	4,700	5,323
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 12/31/2049	7,325	8,167
Citigroup
8.400%, VAR ICE LIBOR USD 3 Month+4.029%, 04/30/2018	1,700	1,700
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	3,800	4,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 12/31/2049	$1,000	$1,057
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	1,032
Citizens Financial Group
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 12/29/2049	5,000	5,132
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 12/29/2049	500	544
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/29/2049	400	431
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (E)	4,200	4,520
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (E)	2,000	2,220
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (E)	2,500	2,630
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2166	500	507
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/31/2049	8,000	8,560
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 12/31/2049	1,500	1,532
Illinois State, Receivables Trust II
8.250%, 07/01/2018 (E)	926	935
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.446%, 12/31/2049	3,500	3,670
JPMorgan Chase
7.900%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,100	2,118
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	3,900	4,310
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	2,000	2,091
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049	1,200	1,236
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/29/2049	3,000	2,995
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (E)	3,500	4,060
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 12/29/2049	500	510

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/2049	$1,300	$1,334
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049 (E)	5,000	5,252
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 09/23/2019	2,600	2,646
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 12/29/2049	1,000	1,000
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/2049	2,500	2,702
Rabobank Nederland
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (E)	10,000	10,925
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	200	223
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	700	734
4.013%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017	4,300	4,359
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 12/30/2049 (E)	1,800	2,075
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 07/30/2037 (E)	3,600	4,302
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	2,411	2,563

		140,332

Industrials — 0.1%
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,118	1,104

Total Corporate Obligations (Cost $136,565) ($ Thousands)		141,436

	Shares

PREFERRED STOCK — 8.9%

Consumer Discretionary — 0.3%
Dairy Farmers of America 7.875%*(E)	31,000	3,294

Financials — 8.1%
Aegon
6.375%	24,287	626

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Allstate
6.750%	70,029	$1,818
6.625%	104,904	2,751
6.250%	22,789	606
5.625%	85,136	2,193
Arch Capital Group
5.450%	10,000	242
Aspen Insurance Holdings
5.950%, VAR ICE LIBOR USD 3 Month+4.060%	5,843	155
Axis Capital Holdings
5.500%	73,743	1,833
Banco Santander
6.800%	8,000	209
Bank of America
6.625%	2,190	57
6.204%	20,175	514
6.200%	30,000	791
Bank of New York Mellon
5.200%	38,519	960
BB&T
5.625%	133,597	3,396
5.200%	9,717	240
Capital One Financial
6.700%	27,109	718
6.250%	99,774	2,581
6.000%	8,014	202
Charles Schwab
6.000%	101,415	2,661
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,395
5.800%	61,100	1,555
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%(E)	20,000	2,140
6.125%	20,000	2,020
Cullen
5.375%	29,651	734
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,289
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	67
6.300%	8,311	223
6.200%	2,961	77
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	9,280
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	972
HSBC Holdings PLC
8.000%	12,817	338

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	87

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Huntington Bancshares
6.250%	120,000	$3,228
5.875%	20,322	526
ING Groep
6.375%	73,636	1,903
6.125%	39,308	1,015
JPMorgan Chase
6.700%	38,315	1,001
6.125%	29,449	772
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	110
M&T Bank
6.375%	3,165	3,244
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	3,298
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,513
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,561
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	3,097
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,016	879
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,178	2,195
Prudential PLC
6.750%	61,750	1,623
6.500%	15,808	415
RenaissanceRe Holdings
5.375%	88,684	2,152
State Street
6.000%	32,900	859
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	3,075
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	2,000	53
5.250%	72,463	1,793
Sterling Bancorp
6.500%	58,674	1,523
SunTrust Banks
5.875%	5,019	125
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,578
5.150%*	57,104	1,427
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	812

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	$2,322
Webster Financial
5.250%	42,731	1,034
Wells Fargo
7.500%*	3,061	3,903
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,583
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,186
5.625%	5,000	125

		99,573

Utilities — 0.5%
Alabama Power
5.000%	10,000	256
Interstate Power & Light
5.100%	122,460	3,021
NSTAR Electric
4.780%	10,708	1,060
SCE Trust V
5.450%, VAR ICE LIBOR USD 3 Month+3.790%(H)	90,000	2,326
Washington Gas Light
4.800%	1,000	101

		6,764

Total Preferred Stock (Cost $99,986) ($ Thousands)		109,631

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bills
1.509%, 04/12/2018 (G)	$300	299
1.501%, 05/10/2018 (G)	4,100	4,088
1.461%, 04/19/2018 (G)	11,700	11,675
1.440%, 05/03/2018 (G)	3,500	3,491
1.405%, 04/26/2018 (G)	28,300	28,233

Total U.S. Treasury Obligations (Cost $47,790) ($ Thousands)		47,786

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	5,888,286	$5,888

Total Cash Equivalent (Cost $5,888) ($ Thousands)		5,888

Total Investments in Securities— 99.0% (Cost $1,158,297) ($ Thousands)		$1,217,422

A list of the OTC swap agreements held by the Fund at February 28, 2018 is as follows:

Interest Rate Swap

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	0.8825%	SIFM Muni Swap Index Yield	Quarterly	09/19/2021	USD	12,800	$444	$–	$444

For the period ended February 28, 2018, the total amount of open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,229,925 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2018.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is in default on interest payment.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $178,274 ($ Thousands), representing 14.49% of the Net Assets of the Fund.

(F)	Security is escrowed to maturity.

(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(H)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $2,326 ($ Thousands), or 0.2% of the net assets of the Fund (See Note 2).

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

GO — General Obligation

ICE — Intercontinental Exchange

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$912,681	$–	$912,681
Corporate Obligations	–	141,436	–	141,436
Preferred Stock	108,388	1,243	–	109,631
U.S. Treasury Obligations	–	47,786	–	47,786
Cash Equivalent	5,888	–	–	5,888

Total Investments in Securities	$114,276	$1,103,146	$–	$1,217,422

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	$—	$444	$—	$444

Total Other Financial Instruments	$—	$444	$—	$444

*Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	89

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Tax-Advantaged Income Fund  (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,515	$63,959	$(59,586)	$5,888	$37

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2018 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$1,984,917	$1,374,459
Affiliated investment, at value ††	4,294	—
Cash	43	508
Dividends and interest receivable	22,009	8,590
Receivable for fund shares sold	2,618	1,558
Receivable for investment securities sold	—	—
OTC Swap contracts, at value	—	—
Prepaid expenses	54	57
Total Assets	2,013,935	1,385,172
Liabilities:
Payable for investment securities purchased	10,801	6,495
Payable for fund shares redeemed	2,187	2,247
Administration fees payable	571	473
Income distribution payable	417	146
Shareholder servicing fees payable	366	257
Investment advisory fees payable	279	187
Chief Compliance Officer fees payable	4	3
Trustees’ fees payable	2	1
Accrued expense payable	160	110
Total Liabilities	14,787	9,919
Net Assets	$1,999,148	$1,375,253
† Cost of investments	$1,958,838	$1,379,280
†† Cost of affiliated investment	4,294	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,973,230	$1,382,641
Undistributed (Distributions in excess of) net investment income	(167)	115
Accumulated net realized gain/(loss) on investments, futures contracts and swap contracts	6	(2,682)
Net unrealized appreciation (depreciation) on investments	26,079	(4,821)
Net unrealized appreciation on swap contracts	—	—
Net Assets	$1,999,148	$1,375,253
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.47	$9.99
	($1,914,360,403 ÷ 166,895,709 shares)	($1,337,844,991 ÷ 133,900,093 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.48	$9.99
	($84,787,559 ÷	($37,407,587 ÷
	7,385,442 shares)	3,744,592 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$352,676	$76,489	$116,556	$197,290	$164,757	$1,211,534
978	1,601	3,630	1,124	436	5,888
—	20	20	20	20	1,061
4,465	729	1,189	2,016	1,871	13,451
92	2	16	197	76	1,012
—	—	—	—	—	2,902
—	—	—	—	—	444
10	2	3	6	4	33
358,221	78,843	121,414	200,653	167,164	1,236,325

1,180	—	—	—	—	3,612
142	30	167	84	157	1,332
55	18	19	55	26	282
55	13	15	34	23	481
39	9	14	21	19	216
60	15	21	34	32	379
1	—	—	—	—	2
—	—	—	—	—	1
37	6	12	16	16	95
1,569	91	248	244	273	6,400
$356,652	$78,752	$121,166	$200,409	$166,891	$1,229,925
$351,907	$76,904	$116,247	$196,839	$165,431	$1,152,409
978	1,601	3,630	1,124	436	5,888

$355,712	$79,079	$120,902	$199,866	$167,634	$1,169,531
1	(5)	(14)	6	(12)	720
170	93	(31)	86	(57)	105
769	(415)	309	451	(674)	59,125
—	—	—	—	—	444
$356,652	$78,752	$121,166	$200,409	$166,891	$1,229,925
$10.55	$10.30	$10.22	$10.53	$10.52	$10.24
($333,985,632 ÷ 31,653,755 shares)	($77,740,123 ÷ 7,546,263 shares)	($120,846,157 ÷ 11,819,284 shares)	($182,979,933 ÷ 17,377,882 shares)	($166,268,709 ÷ 15,810,309 shares)	($1,141,518,380 ÷ 111,435,436 shares)

$10.55	$10.28	$10.23	$10.51	$10.52	$10.23
($22,666,746 ÷ 2,149,419 shares)	($1,011,652 ÷ 98,395 shares)	($319,366 ÷ 31,232 shares)	($17,429,265 ÷ 1,657,893 shares)	($622,649 ÷ 59,209 shares)	($88,406,224 ÷ 8,637,878 shares)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	93

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2018 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$29,450	$9,777
Dividend Income	—	—
Dividend Income from Affiliated Investments*	37	—
Total Investment Income	29,487	9,777
Expenses:
Investment Advisory Fees	3,201	2,231
Shareholder Servicing Fees - Class F	2,323	1,645
Administration Fees	1,889	1,352
Trustees’ Fees	13	9
Chief Compliance Officer Fees	5	3
Pricing Fees	104	85
Printing Fees	95	62
Professional Fees	62	44
Registration Fees	37	24
Custodian/Wire Agent Fees	25	18
Other Expenses	29	21
Total Expenses	7,783	5,494
Less, Waiver of :
Administration Fees	(1,535)	(1,110)
Investment Advisory Fees	(226)	(161)
Shareholder Servicing Fees - Class F	—	—
Net Expenses	6,022	4,223
Net Investment Income	23,465	5,554
Net Realized Gain/(Loss) on:
Investments	1,334	(1,410)
Futures Contracts	—	—
Swap Contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(54,828)	(5,582)
Swap Contracts	—	—
Net Decrease in Net Assets Resulting from Operations	$(30,029)	$(1,438)

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$4,054	$837	$1,490	$2,287	$1,953	$26,226
—	—	—	—	—	3,405
17	7	9	9	11	37
4,071	844	1,499	2,296	1,964	29,668

584	124	197	323	283	2,995
415	93	148	224	202	1,394
354	75	119	196	162	1,797
2	1	1	1	1	8
1	—	—	—	—	3
12	4	4	11	5	60
17	4	6	10	8	59
11	2	4	6	5	38
7	1	2	4	3	23
5	1	2	3	2	15
5	1	2	3	2	18
1,413	306	485	781	673	6,410

(170)	(28)	(57)	(97)	(70)	(1,207)
(31)	(5)	(10)	(17)	(13)	(135)
(166)	(37)	(59)	(89)	(81)	(11)
1,046	236	359	578	509	5,057
3,025	608	1,140	1,718	1,455	24,611

208	195	20	226	121	(162)
—	—	—	—	—	421
—	—	—	—	—	10

(12,693)	(3,208)	(3,289)	(7,055)	(5,849)	(25,576)
—	—	—	—	—	286
$(9,460)	$(2,405)	$(2,129)	$(5,111)	$(4,273)	$(410)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	95

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2018 (Unaudited) and the year ended August 31, 2017

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017
Operations:
Net Investment Income	$23,465	$44,150	$5,554	$8,075
Net Realized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts	1,334	(1,037)	(1,410)	(321)
Net Change in Unrealized (Depreciation) on Investments, Futures Contracts and Swap Contracts	(54,828)	(27,467)	(5,582)	(1,676)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(30,029)	15,646	(1,438)	6,078
Dividends and Distributions to Shareholders:
Net Investment Income
Class F	(22,480)	(42,520)	(5,338)	(7,784)
Class Y	(1,098)	(1,607)	(195)	(254)
Net Realized Gains
Class F	—	(149)	—	—
Class Y	—	(5)	—	—
Total Dividends and Distributions	(23,578)	(44,281)	(5,533)	(8,038)
Capital Share Transactions(1):
Class F:
Proceeds from Shares Issued	250,189	663,459	184,750	395,381
Reinvestment of Dividends & Distributions	19,991	37,639	4,502	6,490
Cost of Shares Redeemed	(139,391)	(461,770)	(169,963)	(620,885)
Net Increase/(Decrease) from Class F Transactions	130,789	239,328	19,289	(219,014)
Class Y:
Proceeds from Shares Issued	12,145	61,094	3,348	24,462
Reinvestment of Dividends & Distributions	893	1,310	163	222
Cost of Shares Redeemed	(6,603)	(9,607)	(3,068)	(16,376)
Net Increase from Class Y Transactions	6,435	52,797	443	8,308
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	137,224	292,125	19,732	(210,706)
Net Increase/(Decrease) in Net Assets	83,617	263,490	12,761	(212,666)
Net Assets:
Beginning of Period	1,915,531	1,652,041	1,362,492	1,575,158
End of Period	$1,999,148	$1,915,531	$1,375,253	$1,362,492
Undistributed/(Distributions in excess of) Net Investment Income	$(167)	$(54)	$115	$94

(1) See Note 8 in the Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

96	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund

9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017

$3,025	$5,784	$608	$1,181	$1,140	$2,346	$1,718	$3,249
208	1,295	195	405	20	227	226	292
(12,693)	(4,340)	(3,208)	(1,208)	(3,289)	(1,706)	(7,055)	(1,983)
(9,460)	2,739	(2,405)	378	(2,129)	867	(5,111)	1,558

(2,865)	(5,408)	(610)	(1,176)	(1,155)	(2,343)	(1,576)	(3,201)
(203)	(369)	(9)	(2)	(3)	(1)	(163)	(37)

(792)	(966)	(288)	(373)	(243)	(83)	(364)	(492)
(51)	(61)	(4)	—	(1)	—	(35)	—
(3,911)	(6,804)	(911)	(1,551)	(1,402)	(2,427)	(2,138)	(3,730)

41,885	106,712	10,754	23,924	15,285	29,422	18,843	50,238
3,210	5,569	784	1,360	1,285	2,236	1,756	3,283
(30,025)	(65,087)	(3,732)	(12,922)	(12,259)	(20,640)	(10,837)	(49,525)
15,070	47,194	7,806	12,362	4,311	11,018	9,762	3,996

2,557	4,942	190	882	33	270	1,631	16,752
244	426	9	2	4	1	128	24
(826)	(2,714)	(45)	(16)	—	—	(464)	(132)
1,975	2,654	154	868	37	271	1,295	16,644
17,045	49,848	7,960	13,230	4,348	11,289	11,057	20,640
3,674	45,783	4,644	12,057	817	9,729	3,808	18,468

352,978	307,195	74,108	62,051	120,349	110,620	196,601	178,133
$356,652	$352,978	$78,752	$74,108	$121,166	$120,349	$200,409	$196,601
$1	$44	$(5)	$6	$(14)	$4	$6	$27

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	97

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2018 (Unaudited) and the year ended August 31, 2017

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017	9/1/2017 to 2/28/2018	9/1/2016 to 8/31/2017
Operations:
Net Investment Income	$1,455	$2,699	$24,611	$48,353
Net Realized Gain on Investments, Futures Contracts and Swap Contracts	121	638	269	9,698
Net Change in Unrealized (Depreciation) on Investments, Futures Contracts and Swap Contracts	(5,849)	(1,469)	(25,290)	(33,129)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,273)	1,868	(410)	24,922
Dividends and Distributions to Shareholders:
Net Investment Income
Class F	(1,469)	(2,696)	(22,279)	(45,070)
Class Y	(5)	(1)	(1,753)	(2,318)
Net Realized Gains
Class F	—	—	(6,545)	—
Class Y	—	—	(481)	—
Total Dividends and Distributions	(1,474)	(2,697)	(31,058)	(47,388)
Capital Share Transactions(1):
Class F:
Proceeds from Shares Issued	23,153	57,211	122,931	259,494
Reinvestment of Dividends & Distributions	1,324	2,389	25,398	39,478
Cost of Shares Redeemed	(11,263)	(28,728)	(85,922)	(363,678)
Net Increase/(Decrease) from Class F Transactions	13,214	30,872	62,407	(64,706)
Class Y:
Proceeds from Shares Issued	278	334	12,878	44,145
Reinvestment of Dividends & Distributions	4	1	1,902	2,026
Cost of Shares Redeemed	—	—	(4,013)	(9,648)
Net Increase from Class Y Transactions	282	335	10,767	36,523
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	13,496	31,207	73,174	(28,183)
Net Increase/(Decrease) in Net Assets	7,749	30,378	41,706	(50,649)
Net Assets:
Beginning of Period	159,142	128,764	1,188,219	1,238,868
End of Period	$166,891	$159,142	$1,229,925	$1,188,219
Undistributed/(Distributions in excess of) Net Investment Income	$(12)	$7	$720	$141

(1) See Note 8 in the Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

98	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2018 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2018^	$11.79	$0.14	$(0.32)	$(0.18)	$(0.14)	$—	$(0.14)	$11.47	(1.54)%	$1,914,360	0.63%	0.81%	2.41%	8%
2017	12.01	0.28	(0.22)	0.06	(0.28)	—(3)	(0.28)	11.79	0.59	1,834,913	0.63	0.83	2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	—	(0.29)	12.01	5.92	1,625,099	0.64(1)	0.86(1)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	—	(0.29)	11.62	1.67	1,483,982	0.63	0.85	2.52	10
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63	0.85	2.70	13
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63	0.85	2.70	24
Class Y
2018^	$11.80	$0.15	$(0.31)	$(0.16)	$(0.16)	$—	$(0.16)	$11.48	(1.40)%	$84,788	0.38%	0.56%	2.66%	8%
2017	12.01	0.31	(0.21)	0.10	(0.31)	—(3)	(0.31)	11.80	0.92	80,618	0.38	0.58	2.70	12
2016	11.62	0.32	0.39	0.71	(0.32)	—	(0.32)	12.01	6.18	26,942	0.39(1)	0.61(1)	2.67	15
2015(2)	11.67	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38	0.60	2.85	10
Short Duration Municipal Fund
Class F
2018^	$10.04	$0.04	$(0.05)	$(0.01)	$(0.04)	$—	$(0.04)	$9.99	(0.10)%	$1,337,845	0.63%	0.82%	0.81%	29%
2017	10.05	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.04	0.47	1,325,339	0.63	0.83	0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	—	(0.04)	10.05	0.47	1,546,295	0.64(1)	0.87(1)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	—	(0.03)	10.04	0.16	1,383,170	0.63	0.85	0.26	37
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,679	0.63	0.85	0.54	42
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63	0.85	0.69	42
Class Y 2018^	$10.04	$0.05	$(0.05)	$—	$(0.05)	$—	$(0.05)	$9.99	0.03%	$37,408	0.38%	0.57%	0.88%	29%
2017	10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38	0.58	0.63	69
2016	10.04	0.07	—	0.07	(0.06)	—	(0.06)	10.05	0.74	28,863	0.39(1)	0.62(1)	0.67	49
2015(2)	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38	0.52	0.52	37
California Municipal Bond Fund
Class F**
2018^	$10.95	$0.09	$(0.37)	$(0.28)	$(0.09)	$(0.03)	$(0.12)	$10.55	(2.59)%	$333,985	0.60%	0.81%	1.70%	4%
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60	0.83	1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61(1)	0.86(1)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60	0.85	2.14	13
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60	0.85	2.30	7
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60	0.85	2.47	10
Class Y
2018^	$10.95	$0.10	$(0.37)	$(0.27)	$(0.10)	$(0.03)	$(0.13)	$10.55	(2.52)%	$22,667	0.45%	0.56%	1.85%	4%
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45	0.58	1.90	12
2016^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46(1)	0.61(1)	2.00	13
Massachusetts Municipal Bond Fund
Class F
2018^	$10.76	$0.08	$(0.41)	$(0.33)	$(0.09)	$(0.04)	$(0.13)	$10.30	(3.11)%	$77,740	0.63%	0.82%	1.61%	7%
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63	0.83	1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64(1)	0.86(1)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63	0.85	1.98	16
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63	0.85	2.31	7
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63	0.85	2.45	18
Class Y
2018^	$10.74	$0.09	$(0.42)	$(0.33)	$(0.09)	$(0.04)	$(0.13)	$10.28	(3.05)%	$1,012	0.48%	0.59%	1.77%	7%
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48	0.58	1.91	15
2016^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49(1)	0.61(1)	1.94	9

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	99

FINANCIAL HIGHLIGHTS (Concluded)

For the six-month period ended February 28, 2018 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund Class F
2018^	$10.53	$0.10	$(0.29)	$(0.19)	$(0.10)	$(0.02)	$(0.12)	$10.22	(1.80)%	$120,846	0.60%	0.81%	1.92%	5%
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60	0.83	2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60(1)	0.86(1)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60	0.85	2.17	15
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60	0.85	2.33	8
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60	0.85	2.50	9
Class Y 2018^	$10.53	$0.11	$(0.28)	$(0.17)	$(0.11)	$(0.02)	$(0.13)	$10.23	(1.63)%	$320	0.45%	0.56%	2.07%	5%
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45	0.58	2.18	13
2016^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45(1)	0.61(1)	2.22	8
New York Municipal Bond Fund
Class F
2018^	$10.92	$0.09	$(0.37)	$(0.28)	$(0.09)	$(0.02)	$(0.11)	$10.53	(2.52)%	$182,980	0.60%	0.82%	1.75%	8%
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60	0.83	1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60(1)	0.86(1)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60	0.85	1.91	17
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60	0.85	2.11	10
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
Class Y
2018^	$10.91	$0.10	$(0.38)	$(0.28)	$(0.10)	$(0.02)	$(0.12)	$10.51	(2.54)%	$17,429	0.45%	0.57%	1.91%	8%
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45	0.58	1.98	9
2016^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45(1)	0.61(1)	1.86	15
Pennsylvania Municipal Bond Fund
Class F
2018^	$10.89	$0.10	$(0.37)	$(0.27)	$(0.10)	$—	$(0.10)	$10.52	(2.52)%	$166,269	0.63%	0.83%	1.80%	4%
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63	0.84	1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63(1)	0.84(1)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63	0.84	2.04	19
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63	0.83	2.18	6
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.83	2.51	9
Class Y
2018^	$10.89	$0.10	$(0.37)	$(0.27)	$(0.10)	$—	$(0.10)	$10.52	(2.45)%	$622	0.48%	0.58%	1.95%	4%
2017	10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.49	0.59	2.04	14
2016^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48(1)	0.59(1)	2.11	19
Tax-Advantaged Income Fund
Class F
2018^	$10.51	$0.21	$(0.21)	$—	$(0.21)	$(0.06)	$(0.27)	$10.24	(0.04)%	$1,141,519	0.86%	1.09%	4.09%	20%
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86	1.09	4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87(1)	1.09(1)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86	1.08	3.99	22
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86	1.13	4.04	28
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
Class Y
2018^	$10.50	$0.22	$(0.21)	$0.01	$(0.22)	$(0.06)	$(0.28)	$10.23	0.08%	$88,406	0.61%	0.84%	4.34%	20%
2017	10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61	0.84	4.47	52
2016	10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62(1)	0.84(1)	4.18	24
2015(2)	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61	1.33	4.94	22

100	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

*	Per share calculations were performed using average shares.

^	For the six month period ended February 28, 2017. All ratios for the period have been annualized.

^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.

†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

(1)	The expense ratio includes proxy expenses outside the cap.

(2)	Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.

(3)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	101

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2018

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The Funds are registered to offer up to two classes of shares: Class F and Class Y. Currently, the Funds have operational Class F shares. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

Effective January 31, 2017, Class A Shares of the Funds were renamed as Class F Shares of the same Fund.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities and swaps (which are not centrally cleared), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future

102	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2018

Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended February 28, 2018, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2018, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. Refer to each Fund’s

104	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

Schedule of Investments for details regarding open swap agreements as of February 28, 2018, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Tax-Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Tax-Advantaged Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Tax-Advantaged Income Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2018

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of February 28, 2018 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tax-Advantaged Income Fund	Swap Agreements	Total Over the Counter	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged		Net Exposures*
Citibank	$444	$444	$—	$—	$444	$(444	)^	$—
Total	$444	$444	$—	$—

*	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

^	Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of February 28, 2018.

The following table discloses the volume of the Fund’s swap activity during the period ended February 28, 2018 ($ Thousands):

Tax-Advantaged Income Fund
Swaps:
Interest Contracts
Average Notional Balance Long	$12,800
Ending Notional Balance Long	12,800

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

106	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

Short Duration Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

California Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

New York Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class F	0.35%	0.25%	0.63%

Class Y	0.35%	0.00%	0.48%

Tax-Advantaged Income Fund

Class F	0.50%	0.25%	0.86%

Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator.

	First $1.5 Billion of	Next $500 Million of	Next $500 Million of	Next $500 Million of	Over $3 Billion of
	Assets	Assets	Assets	Assets	Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of February 28, 2018, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers

Standish Mellon Asset Management Company, LLC

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

Western Asset Management

California Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Investment Sub-Adviser

Massachusetts Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

New Jersey Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

New York Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Pennsylvania Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Tax-Advantaged Income Fund

Pacific Investment Management Company, LLC

Spectrum Asset Management, Inc.

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2018

Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2018, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2018 and for the six-month period then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six-month period ended February 28, 2018, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund

Purchases	$—	$300,724	$300,724

Sales	—	144,482	144,482
Short Duration Municipal Fund

Purchases	—	371,696	371,696

Sales	—	293,990	293,990

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
California Municipal Bond Fund

Purchases	$—	$34,052	$34,052

Sales	—	15,550	15,550
Massachusetts Municipal Bond Fund

Purchases	—	12,345	12,345

Sales	—	5,137	5,137
New Jersey Municipal Bond Fund

Purchases	—	7,216	7,216

Sales	—	5,339	5,339
New York Municipal Bond Fund

Purchases	—	29,596	29,596

Sales	—	16,028	16,028
Pennsylvania Municipal Bond Fund

Purchases	—	21,825	21,825

Sales	—	5,604	5,604
Tax-Advantaged Income Fund

Purchases	—	256,016	256,016

Sales	—	205,510	205,510

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

108	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
		($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Intermediate-Term Municipal Fund	2017	$ 41,656	$ 2,625	$ —	$ 44,281
	2016	38,747	8	—	38,755
Short Duration Municipal Fund	2017	7,671	367	—	8,038
	2016	5,455	194	—	5,649
California Municipal Bond Fund	2017	5,768	9	1,027	6,804
	2016	5,590	9	1,406	7,005
Massachusetts Municipal Bond Fund	2017	1,176	2	373	1,551
	2016	1,087	—	519	1,606
New Jersey Municipal Bond Fund	2017	2,340	21	66	2,427
	2016	2,271	—	291	2,562
New York Municipal Bond Fund	2017	3,229	9	492	3,730
	2016	2,964	—	506	3,470
Pennsylvania Municipal Bond Fund	2017	2,690	7	—	2,697
	2016	2,454	—	—	2,454
Tax-Advantaged Income Fund	2017	31,455	15,933	—	47,388
	2016	30,148	13,466	—	43,614

As of August 31, 2017 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,750	$—	$—	$(1,330)	$80,953	$(3,848)	$79,525
Short Duration Municipal Fund	888	—	—	(1,272)	843	(876)	(417)
California Municipal Bond Fund	554	—	806	—	13,472	(521)	14,311
Massachusetts Municipal Bond Fund	109	—	190	—	2,793	(103)	2,989
New Jersey Municipal Bond Fund	203	—	192	—	3,598	(198)	3,795
New York Municipal Bond Fund	300	34	260	—	7,488	(290)	7,792
Pennsylvania Municipal Bond Fund	252	—	—	(179)	5,175	(244)	5,004
Tax-Advantaged Income Fund	2,213	—	7,022	—	86,548	(3,921)	91,862

Post-October losses represent losses realized on investment transactions from November 1, 2016 through August 31, 2017, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 8/31/2017 ($ Thousands)
Intermediate-Term Municipal Fund	$ —	$ 295	$ 295
Pennsylvania Municipal Bond Fund	—	179	179
During the year ended August 31, 2017, the following Funds utilized capital loss carryforwards to offset realized capital gains:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2017 ($ Thousands)
Pennsylvania Municipal Bond Fund	$638	$–	$638
Tax-Advantaged Income Fund	1,068	2,511	3,579

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2018

short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2017 ($ Thousands)
Intermediate-Term Municipal Fund	$1,035	$–	$1,035
Short Duration Municipal Fund	297	975	1,272

At February 28, 2018, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$ 1,963,075	$ 41,479	$ (15,343)	$ 26,136
Short Duration Municipal Fund	1,379,161	751	(5,453)	(4,702)
California Municipal Bond Fund	352,874	4,877	(4,097)	780
Massachusetts Municipal Bond Fund	78,505	924	(1,339)	(415)
New Jersey Municipal Bond Fund	119,877	1,268	(959)	309
New York Municipal Bond Fund	197,963	2,517	(2,066)	451
Pennsylvania Municipal Bond Fund	165,867	1,726	(2,400)	(674)
Tax-Advantaged Income Fund	1,155,978	71,293	(9,849)	61,444

7. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

110	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

8. SHARE TRANSACTIONS (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/17 to 02/28/18	09/01/16 to 08/31/17	09/01/17 to 02/28/18	09/01/16 to 08/31/17	09/01/17 to 02/28/18	09/01/16 to 08/31/17
Shares Issued and Redeemed:
Class F(1):
Proceeds from Shares Issued	21,470	56,953	18,462	39,500	3,890	9,875
Reinvestments of Dividends & Distributions	1,721	3,238	450	648	299	519
Cost of Shares Redeemed	(11,968)	(39,883)	(16,982)	(62,010)	(2,796)	(6,035)
Total Class F Transactions	11,223	20,308	1,930	(21,862)	1,393	4,359
Class Y:
Proceeds from Shares Issued	1,040	5,308	335	2,446	239	458
Reinvestments of Dividends & Distributions	77	113	41	22	23	40
Cost of Shares Redeemed	(565)	(830)	(314)	(1,640)	(77)	(253)
Total Class Y Transactions	552	4,591	62	828	185	245
Increase (Decrease) in Share Transactions	11,775	24,899	1,992	(21,034)	1,578	4,604

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/17 to 02/28/18	09/01/16 to 08/31/17	09/01/17 to 02/28/18	09/01/16 to 08/31/17	09/01/17 to 02/28/18	09/01/16 to 08/31/17
Shares Issued and Redeemed:
Class F(1):
Proceeds from Shares Issued	1,022	2,251	1,471	2,820	1,759	4,657
Reinvestments of Dividends & Distributions	75	129	124	215	164	306
Cost of Shares Redeemed	(354)	(1,225)	(1,178)	(1,986)	(1,010)	(4,588)
Total Class F Transactions	743	1,155	417	1,049	913	375
Class Y:
Proceeds from Shares Issued	18	82	3	26	152	1,542
Reinvestments of Dividends & Distributions	1	—	—	—	12	2
Cost of Shares Redeemed	(4)	(1)	—	—	(43)	(12)
Total Class Y Transactions	15	81	3	26	121	1,532
Increase in Share Transactions	758	1,236	420	1,075	1,034	1,907

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/17 to 02/28/18	09/01/16 to 08/31/17	09/01/17 to 02/28/18	09/01/16 to 08/31/17
Shares Issued and Redeemed:
Class F(1):
Proceeds from Shares Issued	2,159	5,329	11,831	25,133
Reinvestments of Dividends & Distributions	124	223	2,448	3,822
Cost of Shares Redeemed	(1,051)	(2,686)	(8,272)	(35,184)
Total Class F Transactions	1,232	2,866	6,007	(6,229)
Class Y:
Proceeds from Shares Issued	26	31	1,241	4,264
Reinvestments of Dividends & Distributions	—	—	183	196
Cost of Shares Redeemed	—	—	(386)	(938)
Total Class Y Transactions	26	31	1,038	3,522
Increase (Decrease) in Share Transactions	1,258	2,897	7,045	(2,707)

(1)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of, February 28, 2018, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund

Class F	94.12%

Class Y	82.86%

Short Duration Municipal Fund

Class F	96.35%

Class Y	70.53%

California Municipal Bond Fund

Class F	97.39%

Class Y	99.75%

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 28, 2018

Class F	98.53%

Class Y	98.12%

New Jersey Municipal Bond Fund

Class F	97.30%

Class Y	93.86%

New York Municipal Bond Fund

Class F	97.22%

Class Y	99.51%

Pennsylvania Municipal Bond Fund

Class F	95.23%

Class Y	52.65%

Tax-Advantaged Income Fund

Class F	95.63%

Class Y	92.63%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of February 28, 2018.

112	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2018

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2017 to February 28, 2018).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return

Class F	$1,000.00	$984.60	0.63%	$3.11

Class Y	1,000.00	986.00	0.38	1.88
Hypothetical 5% Return

Class F	$1,000.00	$1,021.66	0.63%	$3.16

Class Y	1,000.00	1,022.90	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return

Class F	$1,000.00	$999.00	0.63%	$3.13

Class Y	1,000.00	1,000.30	0.38	1.89
Hypothetical 5% Return

Class F	$1,000.00	$1,021.66	0.63%	$3.16

Class Y	1,000.00	1,022.90	0.38	1.91
California Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$974.10	0.60%	$2.94

Class Y	1,000.00	974.80	0.45	2.21
Hypothetical 5% Return

Class F	$1,000.00	$1,021.81	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$968.90	0.63%	$3.08

Class Y	1,000.00	969.50	0.48	2.35
Hypothetical 5% Return

Class F	$1,000.00	$1,021.66	0.63%	$3.16

Class Y	1,000.00	1,022.41	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$982.00	0.60%	$2.95

Class Y	1,000.00	983.70	0.45	2.22
Hypothetical 5% Return

Class F	$1,000.00	$1,021.81	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$974.80	0.60%	$2.94

Class Y	1,000.00	974.60	0.45	2.21
Hypothetical 5% Return

Class F	$1,000.00	$1,021.81	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018	113

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

February 28, 2018

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$974.80	0.63%	$3.09

Class Y	1,000.00	975.50	0.48	2.36
Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.41	0.48	2.41

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Advantaged Income Fund
Actual Fund Return

Class F	$1,000.00	$999.60	0.86%	$4.27

Class Y	1,000.00	1,000.80	0.61	3.04
Hypothetical 5% Return

Class F	$1,000.00	$1,020.52	0.86%	$4.31

Class Y	1,000.00	1,021.75	0.61	3.07

*            Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

114	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2018

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Glenn Kurdziel

Assistant Controller

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-090 (2/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 9, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: May 9, 2018